UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Global Balanced

Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Global Balanced Fund	14.52%	11.55%	8.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Global Balanced Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid persistent preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, world central banks, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, along with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone, with most markets on the Continent notching solid, index-beating gains. Another bright spot, Japan, posted a 34% full-year result, despite a struggling yen and a weak second half. The U.S. - by far the largest index component - also outperformed, up roughly 28%. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as shown by results in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%). Against a strong tilt toward equities, global bond markets fell flat, with the Barclays® Global Aggregate GDP Weighted Index returning -0.15% for the full period.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity® Global Balanced Fund: For the year, the fund's Retail Class shares gained 14.52%, versus 13.77% for the Fidelity Global Balanced Composite IndexSM. Led by U.S. equities, strong security selection drove the fund's relative performance, as picks in energy and information technology enabled the domestic stock subportfolio to outpace its index by a sizable margin. Stock choices among Asia ex-Japan equities also contributed, primarily due to investments in Hong Kong and China. Security selection in Europe was a more modest contributor, as solid results in the United Kingdom and Germany were offset by adverse selection in several other markets. In the negative column, stock picks in Japan hampered that subportfolio's performance relative to its benchmark, mainly because of weakness in consumer discretionary, industrials and technology. Asset allocation modestly aided relative performance, led by a significant average underweighting in investment-grade bonds. Within equities, average overweightings in the United States and Europe contributed, as did an underweighting in Canada. On the downside, a small average underweighting in the Japanese stock market detracted, and our cash stake dampened performance in a rising market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.29%
Actual		$ 1,000.00	$ 1,068.10	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,066.80	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.07%
Actual		$ 1,000.00	$ 1,064.00	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,014.77	$ 10.51
Class C	2.11%
Actual		$ 1,000.00	$ 1,063.60	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Global Balanced	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,069.50	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .16%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United States of America* 41.1%
Japan 17.0%
Germany 9.1%
United Kingdom 8.6%
France 4.2%
Switzerland 2.7%
Italy 2.4%
Ireland 2.3%
Canada 1.6%
Other 11.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America* 42.2%
Japan 15.0%
Germany 9.0%
United Kingdom 7.9%
Canada 3.1%
Italy 3.1%
Australia 3.1%
France 2.7%
Switzerland 2.5%
Other 11.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	61.6	60.7
Bonds	33.4	34.1
Convertible Securities	0.1	0.1
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.8	5.1
Top Five Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America)	1.4	1.4
Cabot Oil & Gas Corp. (United States of America)	1.4	1.4
Bank of America Corp. (United States of America)	1.3	0.9
McGraw-Hill Companies, Inc. (United States of America)	1.3	0.0
Pioneer Natural Resources Co. (United States of America)	1.2	0.6
	6.6
Top Five Bond Issuers as of October 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.2	7.2
German Federal Republic	5.2	6.3
U.S. Treasury Obligations	3.4	3.3
Buoni Poliennali del Tesoro	1.3	0.5
New Zealand Government	0.6	0.0
	17.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	16.6
Consumer Discretionary	8.8	9.5
Health Care	8.7	8.6
Industrials	8.7	7.2
Information Technology	8.3	7.9
Energy	7.4	5.3
Consumer Staples	5.2	7.4
Materials	4.6	4.9
Telecommunication Services	1.8	1.4
Utilities	0.7	1.3

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 61.4%
	Shares	Value
Australia - 1.4%
Acrux Ltd.	50,321	$ 127,463
Ainsworth Game Technology Ltd.	27,667	114,012
AMP Ltd.	113,264	507,424
Asciano Ltd.	46,834	257,623
Australia & New Zealand Banking Group Ltd.	20,600	658,868
BHP Billiton Ltd.	28,663	1,013,334
Cochlear Ltd.	3,121	173,744
Commonwealth Bank of Australia	20,082	1,444,037
Computershare Ltd.	52,217	530,050
CSL Ltd.	10,479	688,344
Leighton Holdings Ltd. (e)	22,816	386,221
Macquarie CountryWide Trust	69,283	264,551
Macquarie Group Ltd.	10,547	507,895
QBE Insurance Group Ltd.	26,464	370,184
Suncorp-Metway Ltd.	46,705	590,636
Sydney Airport unit	102,227	404,837
Telstra Corp. Ltd.	82,435	403,592
Westfield Group unit	20,693	211,617
Wotif.com Holdings Ltd. (e)	64,889	272,304
TOTAL AUSTRALIA		8,926,736
Austria - 0.3%
Andritz AG	13,500	831,615
Erste Group Bank AG	22,837	805,405
TOTAL AUSTRIA		1,637,020
Bailiwick of Jersey - 0.2%
Informa PLC	75,654	678,694
Shire PLC	7,000	310,383
TOTAL BAILIWICK OF JERSEY		989,077
Belgium - 0.6%
Anheuser-Busch InBev SA NV	20,100	2,083,641
KBC Groupe SA	15,179	827,463
UCB SA	10,100	663,997
TOTAL BELGIUM		3,575,101
Bermuda - 0.3%
Biosensors International Group Ltd.	320,000	242,151
Bunge Ltd.	6,200	509,206
Luk Fook Holdings International Ltd.	53,000	189,359
Nam Cheong Ltd.	1,197,000	274,630
Nine Dragons Paper (Holdings) Ltd.	454,000	374,771
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	225,000	$ 161,067
Shangri-La Asia Ltd.	148,000	271,069
TOTAL BERMUDA		2,022,253
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	16,300	476,286
Mail.Ru Group Ltd. GDR (Reg. S)	14,431	532,215
Michael Kors Holdings Ltd. (a)	3,000	230,850
TOTAL BRITISH VIRGIN ISLANDS		1,239,351
Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)	1,000	29,694
Agrium, Inc.	300	25,608
Air Canada Class A (a)	32,000	176,473
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	101,597
Bank of Montreal (e)	2,300	160,194
Bank of Nova Scotia	4,300	261,427
BCE, Inc.	3,300	143,597
BlackBerry Ltd. (a)	1,700	13,447
Boardwalk (REIT)	100	5,688
Brookfield Asset Management, Inc. Class A	3,400	134,611
Calfrac Well Services Ltd.	500	15,585
Canadian Imperial Bank of Commerce	1,300	110,593
Canadian National Railway Co.	1,800	197,756
Canadian Natural Resources Ltd.	5,300	168,203
Canadian Oil Sands Ltd.	1,500	29,233
Canadian Pacific Railway Ltd.	1,500	214,415
Catamaran Corp. (a)	2,300	107,913
Cenovus Energy, Inc.	1,800	53,483
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	107,357
CI Financial Corp.	1,800	59,871
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,661
Crescent Point Energy Corp.	1,100	42,717
Dollarama, Inc.	860	73,920
Eldorado Gold Corp.	2,200	14,833
Enbridge, Inc.	4,000	173,404
First Quantum Minerals Ltd.	3,574	67,802
Franco-Nevada Corp.	1,100	49,490
Gildan Activewear, Inc.	2,000	96,408
Goldcorp, Inc.	3,800	96,800
Imperial Oil Ltd.	1,200	52,401
Intact Financial Corp.	950	59,251
Common Stocks - continued
	Shares	Value
Canada - continued
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	$ 37,120
Keyera Corp.	823	48,702
Loblaw Companies Ltd.	1,000	45,739
Magna International, Inc. Class A (sub. vtg.)	1,600	135,516
Manulife Financial Corp.	8,200	145,259
Methanex Corp.	600	34,798
Metro, Inc. Class A (sub. vtg.)	1,300	81,330
National Bank of Canada	600	52,067
Open Text Corp.	600	44,091
Pembina Pipeline Corp.	2,300	75,464
Quebecor, Inc. Class B (sub. vtg.)	2,400	59,341
RioCan (REIT)	1,000	24,409
Rogers Communications, Inc. Class B (non-vtg.)	1,550	70,346
Royal Bank of Canada	5,700	382,788
Saputo, Inc.	600	29,688
Silver Wheaton Corp.	1,900	43,115
Stantec, Inc.	1,000	59,426
Sun Life Financial, Inc.	2,600	87,577
Suncor Energy, Inc.	24,772	900,217
TELUS Corp. (a)	3,200	111,777
The Toronto-Dominion Bank	4,300	394,430
Tim Hortons, Inc. (Canada)	100	5,969
Tourmaline Oil Corp. (a)	2,400	93,063
TransCanada Corp.	3,100	139,710
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,800	190,160
Vermilion Energy, Inc.	1,600	87,945
West Fraser Timber Co. Ltd.	200	18,332
Yamana Gold, Inc.	2,600	25,784
TOTAL CANADA		6,272,595
Cayman Islands - 0.3%
58.com, Inc. ADR	3,100	74,772
Baidu.com, Inc. sponsored ADR (a)	2,000	321,800
Geely Automobile Holdings Ltd.	750,000	378,241
Kingsoft Corp. Ltd.	11,000	27,326
New Oriental Education & Technology Group, Inc. sponsored ADR	18,400	482,264
SouFun Holdings Ltd. ADR	5,900	314,057
Tencent Holdings Ltd.	8,500	463,975
TOTAL CAYMAN ISLANDS		2,062,435
Denmark - 0.1%
Coloplast A/S Series B	10,700	697,718
Common Stocks - continued
	Shares	Value
Finland - 0.6%
Amer Group PLC (A Shares)	31,200	$ 641,358
Kesko Oyj	14,500	481,947
Lassila & Tikahoja Oyj	29,883	626,863
Raisio Group PLC (V Shares)	70,000	407,732
Rakentajain Konevuokraamo Oyj (B Shares)	32,222	644,429
Sampo Oyj (A Shares)	22,129	1,048,293
TOTAL FINLAND		3,850,622
France - 3.1%
Atos Origin SA	8,839	754,632
AXA SA	58,500	1,461,482
BNP Paribas SA	28,272	2,093,589
Christian Dior SA	8,955	1,702,211
GDF Suez	42,300	1,053,318
Ipsos SA	17,700	746,560
Kering SA	4,900	1,113,375
Legrand SA	15,300	868,959
Publicis Groupe SA	11,947	996,458
Rexel SA	21,828	546,802
Sanofi SA	25,274	2,694,796
Schneider Electric SA	13,900	1,171,053
Technip SA	6,400	670,403
Total SA	51,600	3,165,814
TOTAL FRANCE		19,039,452
Germany - 2.5%
adidas AG	9,100	1,038,853
BASF AG	21,636	2,251,104
Bayer AG	18,100	2,249,621
Beiersdorf AG	7,300	696,883
Continental AG	4,900	897,819
CTS Eventim AG	11,536	563,085
Daimler AG (Germany)	21,850	1,793,064
Deutsche Boerse AG	9,300	700,171
Deutsche Post AG	31,884	1,079,016
ElringKlinger AG	11,000	468,519
GEA Group AG	17,746	772,233
GSW Immobilien AG	11,800	548,735
HeidelbergCement Finance AG	9,100	717,362
KION Group AG (a)	14,401	586,589
Linde AG	6,400	1,216,110
TOTAL GERMANY		15,579,164
Common Stocks - continued
	Shares	Value
Hong Kong - 0.3%
AIA Group Ltd.	131,400	$ 666,915
Lenovo Group Ltd.	262,000	280,485
SJM Holdings Ltd.	69,000	222,940
Techtronic Industries Co. Ltd.	144,000	362,182
Wharf Holdings Ltd.	47,000	395,860
TOTAL HONG KONG		1,928,382
Ireland - 2.1%
Actavis PLC (a)	33,700	5,209,346
Alkermes PLC (a)	26,000	914,940
CRH PLC	33,700	820,042
DCC PLC (United Kingdom)	14,300	641,772
Eaton Corp. PLC	23,000	1,622,880
FBD Holdings PLC	13,100	282,806
Greencore Group PLC	264,800	764,669
James Hardie Industries PLC CDI	33,721	348,354
Kingspan Group PLC (United Kingdom)	37,900	640,661
Ryanair Holdings PLC sponsored ADR	12,000	602,520
Trinity Biotech PLC sponsored ADR	54,000	1,350,000
TOTAL IRELAND		13,197,990
Israel - 0.1%
Sarin Technologies Ltd.	268,500	410,683
Italy - 0.7%
Astaldi SpA	61,700	601,491
Azimut Holding SpA	25,500	647,789
Banca Popolare dell'Emilia Romagna Scrl (a)	37,800	363,623
Lottomatica SpA	16,100	489,440
MARR SpA	45,631	717,445
Prada SpA	59,600	581,163
Prysmian SpA	24,300	593,880
World Duty Free SpA (a)	50,335	557,674
TOTAL ITALY		4,552,505
Japan - 6.7%
AEON Financial Service Co. Ltd.	19,600	601,921
AEON Mall Co. Ltd.	45,480	1,291,676
Aozora Bank Ltd.	146,000	424,427
Asahi Kasei Corp.	107,000	814,335
Bridgestone Corp.	22,900	785,074
Dai-ichi Mutual Life Insurance Co.	53,900	769,466
Daikin Industries Ltd.	19,300	1,110,395
Common Stocks - continued
	Shares	Value
Japan - continued
Don Quijote Co. Ltd.	7,500	$ 499,249
Hino Motors Ltd.	37,000	522,794
Hitachi Metals Ltd.	105,000	1,413,888
Hokkaido Electric Power Co., Inc. (a)	36,500	470,198
Hoya Corp.	55,100	1,321,263
INPEX Corp.	32,700	377,750
Itochu Corp.	68,600	824,857
Japan Tobacco, Inc.	39,200	1,418,400
JFE Holdings, Inc.	37,400	850,277
JSR Corp.	24,700	470,486
JX Holdings, Inc.	269,000	1,330,116
Kansai Electric Power Co., Inc. (a)	28,800	364,522
KDDI Corp.	28,200	1,527,213
Makita Corp.	14,700	743,370
Mitsubishi Electric Corp.	139,000	1,527,883
Mitsubishi Heavy Industries Ltd.	112,000	711,790
Mitsubishi UFJ Financial Group, Inc.	131,600	838,064
Mitsui & Co. Ltd.	35,000	500,008
Mitsui Fudosan Co. Ltd.	17,000	563,140
MS&AD Insurance Group Holdings, Inc.	40,300	1,042,051
Nihon Parkerizing Co. Ltd.	28,000	546,982
Nippon Ceramic Co. Ltd. (e)	29,700	433,370
Nippon Shinyaku Co. Ltd.	33,000	568,841
Nissan Motor Co. Ltd.	125,000	1,255,158
Nitori Holdings Co. Ltd.	4,650	436,197
NTT Urban Development Co.	32,100	409,768
ORIX Corp.	143,900	2,492,504
Rakuten, Inc.	104,700	1,364,203
SoftBank Corp.	19,900	1,486,110
Stanley Electric Co. Ltd.	58,500	1,360,769
Sumitomo Mitsui Financial Group, Inc.	43,300	2,092,944
Sumitomo Mitsui Trust Holdings, Inc.	220,000	1,086,599
Terumo Corp.	11,900	576,325
THK Co. Ltd.	55,800	1,218,024
Toray Industries, Inc.	53,000	331,183
Toyota Motor Corp.	26,200	1,698,761
Yamaha Motor Co. Ltd.	81,800	1,253,053
TOTAL JAPAN		41,725,404
Common Stocks - continued
	Shares	Value
Luxembourg - 0.2%
Eurofins Scientific SA	2,500	$ 685,494
Samsonite International SA	99,600	272,349
TOTAL LUXEMBOURG		957,843
Netherlands - 0.4%
ASML Holding NV (Netherlands)	10,319	977,083
Exact Holdings NV	4,100	108,580
Koninklijke Philips Electronics NV	35,800	1,265,198
TOTAL NETHERLANDS		2,350,861
New Zealand - 0.0%
Fletcher Building Ltd.	24,571	201,810
Norway - 0.4%
DNB ASA	62,400	1,105,853
Telenor ASA	45,000	1,080,959
TOTAL NORWAY		2,186,812
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	38,317	308,192
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	9,200	591,100
Singapore - 0.5%
Avago Technologies Ltd.	66,000	2,998,380
Great Eastern Holdings Ltd.	8,000	116,696
Keppel Corp. Ltd.	9,100	79,484
TOTAL SINGAPORE		3,194,560
South Africa - 0.1%
Naspers Ltd. Class N	6,200	579,933
Spain - 0.3%
Criteria CaixaCorp SA (e)	193,588	1,006,430
Repsol YPF SA	31,157	836,762
TOTAL SPAIN		1,843,192
Sweden - 0.4%
AF AB (B Shares)	2,838	89,782
Investment AB Kinnevik (B Shares)	19,400	714,920
Svenska Handelsbanken AB (A Shares)	21,200	960,536
Swedish Match Co. AB	23,400	772,050
TOTAL SWEDEN		2,537,288
Common Stocks - continued
	Shares	Value
Switzerland - 2.7%
Actelion Ltd.	3,000	$ 232,270
Adecco SA (Reg.)	9,793	722,589
Aryzta AG	11,200	836,899
Baloise Holdings AG	6,020	700,625
Credit Suisse Group	13,476	419,211
Nestle SA	65,668	4,740,176
Partners Group Holding AG	2,670	691,814
Roche Holding AG (participation certificate)	15,526	4,298,376
Schindler Holding AG (participation certificate)	5,482	777,576
Syngenta AG (Switzerland)	2,804	1,131,741
UBS AG	82,301	1,591,789
Vontobel Holdings AG	16,237	650,482
TOTAL SWITZERLAND		16,793,548
United Kingdom - 6.3%
Associated British Foods PLC	27,314	992,839
Babcock International Group PLC	39,900	815,690
Barclays PLC	434,075	1,826,356
BG Group PLC	62,300	1,272,122
BHP Billiton PLC	62,377	1,924,861
British American Tobacco PLC (United Kingdom)	51,800	2,857,924
BT Group PLC	227,700	1,377,729
Bunzl PLC	31,800	702,106
Cineworld Group PLC	86,767	515,796
Compass Group PLC	68,700	988,078
Dechra Pharmaceuticals PLC	45,400	502,281
Diageo PLC	56,529	1,802,002
Galliford Try PLC	32,390	595,165
GlaxoSmithKline PLC	102,059	2,690,518
HSBC Holdings PLC (United Kingdom)	97,359	1,067,186
ICAP PLC	113,300	699,774
IMI PLC	29,498	718,443
ITV PLC	285,900	875,109
Kingfisher PLC	157,400	952,716
London Stock Exchange Group PLC	24,200	637,133
Meggitt PLC	80,479	738,754
Mondi PLC	21,300	380,458
Next PLC	9,800	855,590
Partnership Assurance Group PLC	75,397	493,238
Prudential PLC	84,077	1,719,439
Rolls-Royce Group PLC	60,627	1,117,907
Royal Dutch Shell PLC Class B (United Kingdom)	64,940	2,248,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	17,400	$ 719,519
Serco Group PLC	66,088	590,228
SIG PLC	190,000	627,571
Standard Chartered PLC (United Kingdom)	62,349	1,499,056
Taylor Wimpey PLC	435,700	769,859
The Go-Ahead Group PLC	14,026	378,270
Unite Group PLC	93,450	593,357
Vodafone Group PLC	559,100	2,047,851
WM Morrison Supermarkets PLC	165,100	745,455
TOTAL UNITED KINGDOM		39,338,605
United States of America - 29.4%
A.O. Smith Corp.	5,000	258,250
Accuray, Inc. (a)	66,100	446,175
Adobe Systems, Inc. (a)	64,000	3,468,800
Agios Pharmaceuticals, Inc. (e)	11,685	270,625
Alexion Pharmaceuticals, Inc. (a)	9,000	1,106,550
Alliance Data Systems Corp. (a)	1,500	355,590
Amazon.com, Inc. (a)	5,600	2,038,568
American International Group, Inc.	32,000	1,652,800
Ameriprise Financial, Inc.	37,700	3,790,358
Amgen, Inc.	2,700	313,200
Amphenol Corp. Class A	3,000	240,870
Applied Micro Circuits Corp. (a)	19,000	221,540
Bank of America Corp.	564,900	7,886,004
Beam, Inc.	7,800	524,940
Biogen Idec, Inc. (a)	15,800	3,858,202
Bluebird Bio, Inc. (e)	7,400	157,250
Boston Scientific Corp. (a)	65,300	763,357
Bristol-Myers Squibb Co.	21,000	1,102,920
Cabot Oil & Gas Corp.	240,000	8,476,800
CalAmp Corp. (a)	4,000	94,120
Callidus Software, Inc. (a)	13,000	134,550
CBS Corp. Class B	44,000	2,602,160
Celldex Therapeutics, Inc. (a)	40,000	916,400
Citigroup, Inc.	49,000	2,390,220
Colgate-Palmolive Co.	8,075	522,695
Criteo SA sponsored ADR	1,373	48,481
Cummins, Inc.	55,000	6,986,100
Discovery Communications, Inc. Class A (a)	9,000	800,280
Eastman Chemical Co.	70,000	5,515,300
Ecolab, Inc.	44,000	4,664,000
Common Stocks - continued
	Shares	Value
United States of America - continued
EOG Resources, Inc.	25,500	$ 4,549,200
EQT Corp.	39,000	3,338,790
Estee Lauder Companies, Inc. Class A	2,900	205,784
Facebook, Inc. Class A (a)	21,000	1,055,460
FedEx Corp.	31,500	4,126,500
Gilead Sciences, Inc. (a)	97,400	6,914,426
Google, Inc. Class A (a)	6,200	6,389,596
Guidewire Software, Inc. (a)	12,000	608,640
H&R Block, Inc.	16,000	455,040
Halozyme Therapeutics, Inc. (a)	51,000	594,150
HealthStream, Inc. (a)	4,000	142,880
Illumina, Inc. (a)	41,100	3,843,261
inContact, Inc. (a)	42,000	318,780
Intercept Pharmaceuticals, Inc.	9,000	488,160
Johnson Controls, Inc.	17,000	784,550
KAR Auction Services, Inc.	1,000	29,720
KKR & Co. LP	39,000	856,050
Kroger Co.	104,900	4,493,916
lululemon athletica, Inc. (a)	100	6,905
MasterCard, Inc. Class A	12,100	8,676,910
McGraw-Hill Companies, Inc.	113,000	7,873,840
McKesson Corp.	6,300	984,942
Medivation, Inc. (a)	16,800	1,005,648
Monster Beverage Corp. (a)	1,000	57,230
Morgan Stanley	101,000	2,901,730
Netflix, Inc. (a)	5,800	1,870,384
Noble Energy, Inc.	48,000	3,596,640
Norfolk Southern Corp.	36,000	3,096,720
Oracle Corp.	18,700	626,450
Pharmacyclics, Inc. (a)	3,100	367,784
Philip Morris International, Inc.	5,700	507,984
Phillips 66 Partners LP	10,200	342,720
Pioneer Natural Resources Co.	37,300	7,638,294
priceline.com, Inc. (a)	1,900	2,002,277
Proto Labs, Inc. (a)	8,000	670,880
PVH Corp.	12,000	1,494,840
Regeneron Pharmaceuticals, Inc. (a)	1,900	546,440
Rock-Tenn Co. Class A	2,300	246,123
salesforce.com, Inc. (a)	11,600	618,976
ServiceNow, Inc. (a)	58,000	3,167,380
Sirius XM Radio, Inc.	148,000	557,960
Spirit Airlines, Inc. (a)	14,301	617,088
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	27,300	$ 1,072,890
Synageva BioPharma Corp. (a)	2,450	124,460
Teledyne Technologies, Inc. (a)	1,000	88,820
The Blackstone Group LP	117,000	3,074,760
The Boeing Co.	13,000	1,696,500
The Cooper Companies, Inc.	29,600	3,824,616
TJX Companies, Inc.	52,700	3,203,633
TripAdvisor, Inc. (a)	14,000	1,157,940
Twenty-First Century Fox, Inc. Class A	47,000	1,601,760
United Therapeutics Corp. (a)	8,000	708,160
Visa, Inc. Class A	31,100	6,116,437
W.R. Grace & Co. (a)	4,000	366,640
Web.com Group, Inc. (a)	39,300	1,059,135
WhiteWave Foods Co.	9,000	180,090
Workday, Inc. Class A	53,000	3,968,110
Xylem, Inc.	22,000	759,000
Yahoo!, Inc. (a)	97,000	3,194,210
TOTAL UNITED STATES OF AMERICA		182,475,314
US Virgin Islands - 0.0%
Altisource Residential Corp. Class B	7,000	185,990
TOTAL COMMON STOCKS (Cost $312,963,567)		381,251,536
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,800	1,474,191
United Kingdom - 0.0%
Rolls-Royce Group PLC:
(C Shares) (a)	6,881,413	11,034
Series C	5,213,922	8,360
TOTAL UNITED KINGDOM		19,394
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $906,542)		1,493,585
Corporate Bonds - 8.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	$ 272,660
Radian Group, Inc. 2.25% 3/1/19		170,000	256,479
TOTAL UNITED STATES OF AMERICA			529,139
Nonconvertible Bonds - 8.4%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	327,448
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,011,191
Heathrow Funding Ltd. 4.625% 10/31/48 (Reg. S)	GBP	350,000	559,512
TOTAL BAILIWICK OF JERSEY			1,570,703
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	411,431
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,994
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	186,005	279,015
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	282,062
6.875% 3/14/26	GBP	150,000	294,043
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	209,634
TOTAL CAYMAN ISLANDS			1,064,754
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	445,220
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	350,829
BNP Paribas 2.375% 9/14/17		400,000	408,870
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	562,584
EDF SA 4.625% 9/11/24	EUR	150,000	239,335
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,073,246
Iliad SA 4.875% 6/1/16	EUR	500,000	733,315
TOTAL FRANCE			3,813,399
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	$ 272,463
3.125% 7/10/23	EUR	250,000	354,980
TOTAL GERMANY			627,443
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	423,378
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	611,890
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	206,938
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	783,969
TOTAL IRELAND			990,907
Italy - 0.1%
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	428,902
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	146,748
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	288,932
TOTAL ITALY			864,582
Japan - 0.2%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	542,035
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S)		400,000	425,000
TOTAL JAPAN			967,035
Korea (South) - 0.2%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	397,685
5% 4/11/22		200,000	223,081
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	195,961
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	474,017
5% 9/30/14 (Reg. S)		200,000	206,991
TOTAL KOREA (SOUTH)			1,497,735
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	237,803
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	211,728
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Pentair Finance SA 1.875% 9/15/17		$ 150,000	$ 148,932
Tyco Electronics Group SA 3.5% 2/3/22		300,000	291,828
TOTAL LUXEMBOURG			890,291
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	348,742
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	546,753
Deutsche Annington Finance BV 3.2% 10/2/17 (f)		350,000	360,392
Heineken NV 1.4% 10/1/17 (f)		550,000	543,222
LYB International Finance BV 4% 7/15/23		500,000	503,228
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	260,470
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	411,746
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	202,056
TOTAL NETHERLANDS			3,176,609
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,400
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,938
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,157
TOTAL SINGAPORE			692,095
Spain - 0.2%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	526,449
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	298,135
5.811% 9/5/17	EUR	300,000	463,630
TOTAL SPAIN			1,288,214
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	272,297
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	281,936
United Kingdom - 1.7%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	587,643
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	613,302
6.75% 1/16/23 (h)	GBP	300,000	531,721
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC:
3.25% 6/7/22 (f)		$ 200,000	$ 197,063
4% 9/4/26 (Reg. S)	GBP	250,000	411,669
8.125% 11/15/13		200,000	200,410
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	285,291
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	483,897
Centrica PLC 5.375% 10/16/43 (f)		200,000	205,613
Channel Link Enterprises Finance PLC 3.57% 6/30/50 (h)	EUR	400,000	513,230
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	201,677
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	322,707
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	186,682
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	423,303
4.75% 2/4/20	EUR	450,000	703,492
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	680,247
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	678,254
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	205,812
1.875% 5/12/16	EUR	300,000	413,998
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	662,485
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	215,027
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	490,104
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	447,044
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,295
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	280,959
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	287,460
William Hill PLC 7.125% 11/11/16	GBP	150,000	267,808
TOTAL UNITED KINGDOM			10,651,193
United States of America - 3.4%
AbbVie, Inc. 1.75% 11/6/17		400,000	401,118
Altria Group, Inc.:
2.85% 8/9/22		500,000	464,203
9.25% 8/6/19		204,000	272,198
American Express Co. 1.55% 5/22/18		550,000	541,945
American International Group, Inc. 5% 4/26/23	GBP	200,000	350,605
American Tower Corp. 3.5% 1/31/23		400,000	368,630
Apple, Inc. 2.4% 5/3/23		800,000	730,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
AutoZone, Inc. 3.125% 7/15/23		$ 400,000	$ 373,331
Chevron Corp.:
2.355% 12/5/22		200,000	186,185
2.427% 6/24/20		200,000	199,328
3.191% 6/24/23		300,000	296,854
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	450,000	591,894
4.5% 1/14/22		150,000	160,059
Comcast Corp. 6.55% 7/1/39		350,000	431,416
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	422,886
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,311
Frontier Oil Corp. 6.875% 11/15/18		250,000	268,750
General Electric Capital Corp. 4.65% 10/17/21		250,000	273,633
General Electric Co.:
4.125% 10/9/42		200,000	184,580
5.25% 12/6/17		550,000	628,914
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	316,014
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	620,772
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	650,000	893,816
Mattel, Inc. 1.7% 3/15/18		150,000	147,999
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	337,184
NBC Universal, Inc. 4.375% 4/1/21		500,000	544,689
PepsiCo, Inc. 2.25% 1/7/19		350,000	352,915
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	139,310
2.875% 5/30/24	EUR	150,000	208,134
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,090
PPL Energy Supply LLC 6.5% 5/1/18		160,000	181,502
Procter & Gamble Co.:
2% 11/5/21	EUR	200,000	272,167
2% 8/16/22 (Reg. S)	EUR	250,000	334,144
Qwest Corp. 6.75% 12/1/21		650,000	709,043
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,325
Roche Holdings, Inc. 6% 3/1/19 (f)		136,000	162,439
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,045
2.45% 1/15/17 (f)		400,000	412,977
3.75% 1/15/22 (f)		200,000	204,980
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	$ 688,172
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	308,735
The Coca-Cola Co. 3.3% 9/1/21		350,000	358,523
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	500,000	706,076
U.S. Bancorp 3% 3/15/22		500,000	494,558
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		225,000	230,897
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	379,584
6.55% 9/15/43		650,000	753,726
Viacom, Inc. 4.25% 9/1/23		250,000	255,347
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	570,039
Walt Disney Co.:
0.45% 12/1/15		350,000	349,300
1.1% 12/1/17		500,000	494,130
2.35% 12/1/22		750,000	699,387
Wells Fargo & Co. 3.676% 6/15/16		450,000	480,252
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,270
2.9% 10/21/19 (f)		150,000	152,213
TOTAL UNITED STATES OF AMERICA			21,110,320
TOTAL NONCONVERTIBLE BONDS			52,190,054
TOTAL CORPORATE BONDS (Cost $50,028,192)			52,719,193
Government Obligations - 24.0%

Canada - 0.6%
Canadian Government:
1.5% 6/1/23	CAD	1,800,000	1,591,144
3.75% 6/1/19	CAD	1,900,000	2,005,820
TOTAL CANADA			3,596,964
France - 0.5%
French Government OAT 3% 4/25/22	EUR	2,250,000	3,326,152
Government Obligations - continued
		Principal Amount (d)	Value
Germany - 6.3%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	9,086,344	$ 10,404,232
1.5% 4/15/16	EUR	4,887,900	5,935,322
0% 6/13/14	EUR	5,050,000	6,853,758
0.25% 4/13/18	EUR	1,800,000	2,411,421
0.5% 10/13/17	EUR	2,450,000	3,338,696
1.5% 5/15/23	EUR	50,000	67,003
1.75% 10/9/15	EUR	200,000	280,076
2.5% 7/4/44	EUR	2,200,000	2,923,844
3.25% 1/4/20	EUR	200,000	310,075
4% 1/4/18	EUR	100,000	155,871
4.25% 7/4/17	EUR	250,000	387,807
4.75% 7/4/40	EUR	3,000,000	5,759,168
TOTAL GERMANY			38,827,273
Italy - 1.6%
Buoni Poliennali del Tesoro 5.5% 11/1/22	EUR	5,250,000	7,993,549
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,351,458	1,841,766
TOTAL ITALY			9,835,315
Japan - 10.0%
Japan Government:
1.3% 6/20/20	JPY	2,181,000,000	23,612,504
1.3% 3/20/21	JPY	802,750,000	8,704,559
1.5% 3/20/14	JPY	1,680,000,000	17,176,099
1.7% 9/20/32	JPY	1,014,450,000	10,744,436
2% 9/20/40	JPY	181,000,000	1,991,882
TOTAL JAPAN			62,229,480
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,768,245
New Zealand - 0.6%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	4,691,850	3,660,570
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,145,489
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 0.4%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	700,000	$ 1,265,382
4.25% 3/7/36	GBP	350,000	639,790
4.5% 12/7/42	GBP	50,000	96,257
5% 9/7/14	GBP	50,000	83,285
5% 3/7/25	GBP	150,000	293,603
6% 12/7/28	GBP	50,000	108,811
TOTAL UNITED KINGDOM			2,487,128
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	377,156
2.75% 11/15/42		250,000	209,141
3% 5/15/42		100,000	88,594
3.125% 11/15/41		1,900,000	1,731,968
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,805
0.625% 9/30/17		1,100,000	1,085,993
0.875% 4/30/17		2,150,000	2,155,878
1% 3/31/17		700,000	705,468
1.375% 9/30/18		3,850,000	3,864,137
1.625% 8/15/22		1,025,000	962,379
1.75% 5/15/23		5,050,000	4,714,256
2.5% 8/15/23		4,425,000	4,406,331
TOTAL UNITED STATES OF AMERICA			20,801,106
TOTAL GOVERNMENT OBLIGATIONS (Cost $152,096,466)			148,677,722
Asset-Backed Securities - 0.2%

Bavarian Sky SA 0.367% 6/20/20 (h) (Cost $993,597)	EUR	767,819	1,041,646
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (d)	Value
Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9172% 10/18/54 (h)	GBP	214,359	$ 345,946
Granite Master Issuer PLC Series 2005-1 Class A5, 0.307% 12/20/54 (h)	EUR	148,394	199,669
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6436% 10/15/54 (h)		156,593	157,178
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $686,406)			702,793
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.456% 8/18/17 (h)	EUR	140,845	185,973
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0422% 4/19/21 (h)	GBP	137,292	214,080
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $390,146)			400,053
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,028,445
Fixed-Income Funds - 0.3%
	Shares
Fidelity Emerging Markets Debt Central Fund (i) (Cost $2,172,138)	214,136	2,220,595
Preferred Securities - 0.1%
	Principal Amount (d)
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h) (Cost $550,000)	550,000	572,046
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	30,002,290	$ 30,002,290
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,251,110	2,251,110
TOTAL MONEY MARKET FUNDS (Cost $32,253,400)		32,253,400
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $554,035,924)		622,361,014
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,822,770)
NET ASSETS - 100%		$ 620,538,244
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,353,702 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,266
Fidelity Emerging Markets Debt Central Fund	371,951
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	289,490
Fidelity Securities Lending Cash Central Fund	67,913
Total	$ 795,309
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 563,837	$ 11,993,110	$ 2,220,595	2.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	5,328,716	-	0.0%
Fidelity High Income Central Fund 1	10,417,086	283,143	10,997,976	-	0.0%
Total	$ 24,137,087	$ 5,816,487	$ 28,319,802	$ 2,220,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,679,691	$ 41,027,227	$ 8,652,464	$ -
Consumer Staples	27,206,481	14,304,338	12,902,143	-
Energy	40,031,955	32,910,050	7,121,905	-
Financials	75,713,234	57,476,693	18,236,541	-
Health Care	53,654,287	46,813,424	6,840,863	-
Industrials	49,100,750	40,676,431	8,424,319	-
Information Technology	50,897,314	48,165,598	2,731,716	-
Materials	26,005,417	16,688,288	9,317,129	-
Telecommunication Services	8,567,954	2,129,051	6,438,903	-
Utilities	1,888,038	1,053,318	834,720	-
Corporate Bonds	52,719,193	-	52,719,193	-
Government Obligations	148,677,722	-	148,677,722	-
Asset-Backed Securities	1,041,646	-	1,041,646	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 702,793	$ -	$ 702,793	$ -
Commercial Mortgage Securities	400,053	-	400,053	-
Supranational Obligations	1,028,445	-	1,028,445	-
Fixed-Income Funds	2,220,595	2,220,595	-	-
Preferred Securities	572,046	-	572,046	-
Money Market Funds	32,253,400	32,253,400	-	-
Total Investments in Securities:	$ 622,361,014	$ 335,718,413	$ 286,642,601	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,209,362
Level 2 to Level 1	$ 0
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	23.4%
BBB	5.9%
BB	0.0%
B	0.2%
CCC,CC,C	0.0%
Not Rated	0.7%
Equities	61.6%
Short-Term Investments and Net Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,131,723) - See accompanying schedule: Unaffiliated issuers (cost $519,610,386)	$ 587,887,019
Fidelity Central Funds (cost $34,425,538)	34,473,995
Total Investments (cost $554,035,924)		$ 622,361,014
Cash		30,331
Receivable for investments sold		14,579,606
Receivable for fund shares sold		742,950
Dividends receivable		503,452
Interest receivable		1,468,512
Distributions receivable from Fidelity Central Funds		4,266
Prepaid expenses		1,627
Other receivables		14,855
Total assets		639,706,613

Liabilities
Payable to custodian bank	$ 1,609
Payable for investments purchased	15,938,445
Payable for fund shares redeemed	337,897
Accrued management fee	355,733
Distribution and service plan fees payable	32,795
Other affiliated payables	120,651
Other payables and accrued expenses	130,129
Collateral on securities loaned, at value	2,251,110
Total liabilities		19,168,369

Net Assets		$ 620,538,244
Net Assets consist of:
Paid in capital		$ 501,763,055
Undistributed net investment income		3,283,391
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,164,842
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,326,956
Net Assets		$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,972,406 ÷ 1,488,477 shares)	$ 26.18

Maximum offering price per share (100/94.25 of $26.18)	$ 27.78
Class T: Net Asset Value and redemption price per share ($14,649,517 ÷ 562,654 shares)	$ 26.04

Maximum offering price per share (100/96.50 of $26.04)	$ 26.98
Class B: Net Asset Value and offering price per share ($2,324,892 ÷ 89,637 shares)A	$ 25.94

Class C: Net Asset Value and offering price per share ($20,996,556 ÷ 815,096 shares)A	$ 25.76

Global Balanced: Net Asset Value, offering price and redemption price per share ($540,412,029 ÷ 20,482,482 shares)	$ 26.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,182,844 ÷ 120,870 shares)	$ 26.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 5,805,521
Interest		3,931,542
Income from Fidelity Central Funds		795,309
Income before foreign taxes withheld		10,532,372
Less foreign taxes withheld		(312,030)
Total income		10,220,342

Expenses
Management fee	$ 3,910,953
Transfer agent fees	1,117,065
Distribution and service plan fees	333,382
Accounting and security lending fees	282,419
Custodian fees and expenses	214,320
Independent trustees' compensation	2,078
Registration fees	93,994
Audit	77,997
Legal	3,269
Miscellaneous	4,381
Total expenses before reductions	6,039,858
Expense reductions	(107,629)	5,932,229
Net investment income (loss)		4,288,113
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,486,749
Fidelity Central Funds	2,456,464
Foreign currency transactions	(542,106)
Capital gain distributions from Fidelity Central Funds	191,886
Total net realized gain (loss)		53,592,993
Change in net unrealized appreciation (depreciation) on: Investment securities	17,980,757
Assets and liabilities in foreign currencies	(3,213)
Total change in net unrealized appreciation (depreciation)		17,977,544
Net gain (loss)		71,570,537
Net increase (decrease) in net assets resulting from operations		$ 75,858,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,288,113	$ 7,501,676
Net realized gain (loss)	53,592,993	24,627,271
Change in net unrealized appreciation (depreciation)	17,977,544	7,874,993
Net increase (decrease) in net assets resulting from operations	75,858,650	40,003,940
Distributions to shareholders from net investment income	(6,429,111)	(5,592,973)
Distributions to shareholders from net realized gain	(6,490,956)	(2,173,830)
Total distributions	(12,920,067)	(7,766,803)
Share transactions - net increase (decrease)	30,275,272	(70,009,704)
Redemption fees	9,441	8,000
Total increase (decrease) in net assets	93,223,296	(37,764,567)

Net Assets
Beginning of period	527,314,948	565,079,515
End of period (including undistributed net investment income of $3,283,391 and undistributed net investment income of $5,608,248, respectively)	$ 620,538,244	$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.27	.22	.17	.12
Net realized and unrealized gain (loss)	3.13	1.41	.22	2.43	4.39
Total from investment operations	3.26	1.68	.44	2.60	4.51
Distributions from net investment income	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	14.19%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.29%	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.55%	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,972	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.11
Net realized and unrealized gain (loss)	3.12	1.41	.22	2.42	4.37
Total from investment operations	3.19	1.62	.39	2.55	4.48
Distributions from net investment income	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	13.94%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.55%	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.28%	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,650	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.06)	.09	.04	.02	.05
Net realized and unrealized gain (loss)	3.11	1.41	.23	2.41	4.35
Total from investment operations	3.05	1.50	.27	2.43	4.40
Distributions from net investment income	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	13.30%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.08%	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.24)%	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,325	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.06)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	3.08	1.41	.22	2.40	4.36
Total from investment operations	3.02	1.50	.27	2.43	4.41
Distributions from net investment income	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	13.27%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.10%	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.26)%	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,997	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Income from Investment Operations
Net investment income (loss) B	.21	.33	.29	.24	.28
Net realized and unrealized gain (loss)	3.14	1.44	.22	2.43	2.95
Total from investment operations	3.35	1.77	.51	2.67	3.23
Distributions from net investment income	(.30)	(.24)	(.21)	(.23)	(.38)
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	(.17)
Total distributions	(.59)	(.33)	(.32)	(.30) G	(.55)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Total Return A	14.52%	8.11%	2.34%	13.76%	19.86%
Ratios to Average Net Assets C,E
Expenses before reductions	1.02%	1.03%	1.05%	1.11%	1.24%
Expenses net of fee waivers, if any	1.02%	1.03%	1.05%	1.10%	1.23%
Expenses net of all reductions	1.00%	1.02%	1.04%	1.08%	1.21%
Net investment income (loss)	.84%	1.48%	1.29%	1.16%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,412	$ 468,758	$ 520,753	$ 542,319	$ 419,747
Portfolio turnover rate D	181%	157%	197%	178%	252%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.20	.33	.28	.23	.21
Net realized and unrealized gain (loss)	3.14	1.43	.21	2.44	4.35
Total from investment operations	3.34	1.76	.49	2.67	4.56
Distributions from net investment income	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	14.50%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.01%	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	.83%	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,183	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.13%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments	Less than .01%

* Expenses expressed as a percentage of net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,118,489
Gross unrealized depreciation	(8,605,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,512,695

Tax Cost	$ 555,848,319

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,067,781
Undistributed long-term capital gain	$ 31,193,019
Net unrealized appreciation (depreciation)	$ 66,514,561

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 6,429,111	$ 7,766,803
Long-term Capital Gains	6,490,956	-
Total	$ 12,920,067	$ 7,766,803

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $901,580,153 and $904,241,531, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 76,813	$ 6,054
Class T	.25%	.25%	69,632	121
Class B	.75%	.25%	23,189	17,440
Class C	.75%	.25%	163,748	41,324
			$ 333,382	$ 64,939

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,633
Class T	6,870
Class B*	7,358
Class C*	2,233
$ 45,094

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 71,853.23
Class T	34,600.25
Class B	6,314.27
Class C	48,838.30
Global Balanced	950,468.19
Institutional Class	4,992.20
	$ 1,117,065

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,080 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,195 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $67,913, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97,186 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,443.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 270,108	$ 183,672
Class T	106,614	86,456
Class B	3,936	-
Class C	36,163	22,825
Global Balanced	5,986,097	5,284,338
Institutional Class	26,193	15,682
Total	$ 6,429,111	$ 5,592,973

Annual Report

9. Distributions to Shareholders - continued

Years ended October 31,	2013	2012
From net realized gain
Class A	$ 326,381	$ 85,585
Class T	170,817	46,353
Class B	29,264	8,719
Class C	171,922	43,221
Global Balanced	5,767,336	1,984,414
Institutional Class	25,236	5,538
Total	$ 6,490,956	$ 2,173,830

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	565,083	429,393	$ 13,868,960	$ 9,630,018
Reinvestment of distributions	24,168	11,691	560,464	250,430
Shares redeemed	(239,996)	(246,721)	(5,807,510)	(5,509,325)
Net increase (decrease)	349,255	194,363	$ 8,621,914	$ 4,371,123
Class T
Shares sold	156,543	257,238	$ 3,830,990	$ 5,661,128
Reinvestment of distributions	10,034	5,007	231,879	106,901
Shares redeemed	(189,350)	(148,499)	(4,594,877)	(3,309,966)
Net increase (decrease)	(22,773)	113,746	$ (532,008)	$ 2,458,063
Class B
Shares sold	17,632	12,958	$ 435,293	$ 280,676
Reinvestment of distributions	1,278	361	29,567	7,708
Shares redeemed	(33,759)	(18,563)	(816,718)	(409,711)
Net increase (decrease)	(14,849)	(5,244)	$ (351,858)	$ (121,327)
Class C
Shares sold	360,308	282,746	$ 8,706,313	$ 6,184,980
Reinvestment of distributions	7,987	2,666	183,549	56,618
Shares redeemed	(150,800)	(129,408)	(3,607,930)	(2,874,652)
Net increase (decrease)	217,495	156,004	$ 5,281,932	$ 3,366,946

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Global Balanced
Shares sold	4,785,470	3,839,579	$ 117,973,727	$ 85,808,068
Reinvestment of distributions	477,782	320,351	11,137,090	6,893,955
Shares redeemed	(4,627,249)	(7,786,873)	(112,781,328)	(173,430,973)
Net increase (decrease)	636,003	(3,626,943)	$ 16,329,489	$ (80,728,950)
Institutional Class
Shares sold	58,246	104,670	$ 1,432,050	$ 2,281,441
Reinvestment of distributions	1,992	864	46,340	18,558
Shares redeemed	(22,761)	(73,978)	(552,587)	(1,655,558)
Net increase (decrease)	37,477	31,556	$ 925,803	$ 644,441

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds and Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Global Balanced Fund	12/16/13	12/13/13	$0.161	$2.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $31,193,019, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Global Balanced Fund designates 25% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Global Balanced Fund designates 71% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Global Balanced Fund	12/17/12	$0.279	$0.0091

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2012 and March 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2012 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that approximately 50% of the funds in the Total Mapped Group have a flexible objective, including funds that are more domestic-focused than their global flexible competitors. The fund has higher expenses because of more expensive international custodian fees. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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www.fidelity.com

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1.848649.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	7.63%	9.93%	7.51%
Class T (incl. 3.50% sales charge)B	9.95%	10.22%	7.65%
Class B (incl. contingent deferred sales charge) C	8.30%	10.17%	7.76%
Class C (incl. contingent deferred sales charge) D	12.27%	10.45%	7.76%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Class A on October 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Class A took place on February 19, 2009. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid persistent preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, world central banks, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, along with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone, with most markets on the Continent notching solid, index-beating gains. Another bright spot, Japan, posted a 34% full-year result, despite a struggling yen and a weak second half. The U.S. - by far the largest index component - also outperformed, up roughly 28%. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as shown by results in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%). Against a strong tilt toward equities, global bond markets fell flat, with the Barclays® Global Aggregate GDP Weighted Index returning -0.15% for the full period.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 14.19%, 13.94%, 13.30% and 13.27%, respectively (excluding sales charges), versus 13.77% for the Fidelity Global Balanced Composite IndexSM. Led by U.S. equities, strong security selection drove the fund's relative performance, as picks in energy and information technology enabled the domestic stock subportfolio to outpace its index by a sizable margin. Stock choices among Asia ex-Japan equities also contributed, primarily due to investments in Hong Kong and China. Security selection in Europe was a more modest contributor, as solid results in the United Kingdom and Germany were offset by adverse selection in several other markets. In the negative column, stock picks in Japan hampered that subportfolio's performance relative to its benchmark, mainly because of weakness in consumer discretionary, industrials and technology. Asset allocation modestly aided relative performance, led by a significant average underweighting in investment-grade bonds. Within equities, average overweightings in the United States and Europe contributed, as did an underweighting in Canada. On the downside, a small average underweighting in the Japanese stock market detracted, and our cash stake dampened performance in a rising market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.29%
Actual		$ 1,000.00	$ 1,068.10	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,066.80	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.07%
Actual		$ 1,000.00	$ 1,064.00	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,014.77	$ 10.51
Class C	2.11%
Actual		$ 1,000.00	$ 1,063.60	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Global Balanced	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,069.50	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .16%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United States of America* 41.1%
Japan 17.0%
Germany 9.1%
United Kingdom 8.6%
France 4.2%
Switzerland 2.7%
Italy 2.4%
Ireland 2.3%
Canada 1.6%
Other 11.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America* 42.2%
Japan 15.0%
Germany 9.0%
United Kingdom 7.9%
Canada 3.1%
Italy 3.1%
Australia 3.1%
France 2.7%
Switzerland 2.5%
Other 11.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	61.6	60.7
Bonds	33.4	34.1
Convertible Securities	0.1	0.1
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.8	5.1
Top Five Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America)	1.4	1.4
Cabot Oil & Gas Corp. (United States of America)	1.4	1.4
Bank of America Corp. (United States of America)	1.3	0.9
McGraw-Hill Companies, Inc. (United States of America)	1.3	0.0
Pioneer Natural Resources Co. (United States of America)	1.2	0.6
	6.6
Top Five Bond Issuers as of October 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.2	7.2
German Federal Republic	5.2	6.3
U.S. Treasury Obligations	3.4	3.3
Buoni Poliennali del Tesoro	1.3	0.5
New Zealand Government	0.6	0.0
	17.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	16.6
Consumer Discretionary	8.8	9.5
Health Care	8.7	8.6
Industrials	8.7	7.2
Information Technology	8.3	7.9
Energy	7.4	5.3
Consumer Staples	5.2	7.4
Materials	4.6	4.9
Telecommunication Services	1.8	1.4
Utilities	0.7	1.3

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 61.4%
	Shares	Value
Australia - 1.4%
Acrux Ltd.	50,321	$ 127,463
Ainsworth Game Technology Ltd.	27,667	114,012
AMP Ltd.	113,264	507,424
Asciano Ltd.	46,834	257,623
Australia & New Zealand Banking Group Ltd.	20,600	658,868
BHP Billiton Ltd.	28,663	1,013,334
Cochlear Ltd.	3,121	173,744
Commonwealth Bank of Australia	20,082	1,444,037
Computershare Ltd.	52,217	530,050
CSL Ltd.	10,479	688,344
Leighton Holdings Ltd. (e)	22,816	386,221
Macquarie CountryWide Trust	69,283	264,551
Macquarie Group Ltd.	10,547	507,895
QBE Insurance Group Ltd.	26,464	370,184
Suncorp-Metway Ltd.	46,705	590,636
Sydney Airport unit	102,227	404,837
Telstra Corp. Ltd.	82,435	403,592
Westfield Group unit	20,693	211,617
Wotif.com Holdings Ltd. (e)	64,889	272,304
TOTAL AUSTRALIA		8,926,736
Austria - 0.3%
Andritz AG	13,500	831,615
Erste Group Bank AG	22,837	805,405
TOTAL AUSTRIA		1,637,020
Bailiwick of Jersey - 0.2%
Informa PLC	75,654	678,694
Shire PLC	7,000	310,383
TOTAL BAILIWICK OF JERSEY		989,077
Belgium - 0.6%
Anheuser-Busch InBev SA NV	20,100	2,083,641
KBC Groupe SA	15,179	827,463
UCB SA	10,100	663,997
TOTAL BELGIUM		3,575,101
Bermuda - 0.3%
Biosensors International Group Ltd.	320,000	242,151
Bunge Ltd.	6,200	509,206
Luk Fook Holdings International Ltd.	53,000	189,359
Nam Cheong Ltd.	1,197,000	274,630
Nine Dragons Paper (Holdings) Ltd.	454,000	374,771
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	225,000	$ 161,067
Shangri-La Asia Ltd.	148,000	271,069
TOTAL BERMUDA		2,022,253
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	16,300	476,286
Mail.Ru Group Ltd. GDR (Reg. S)	14,431	532,215
Michael Kors Holdings Ltd. (a)	3,000	230,850
TOTAL BRITISH VIRGIN ISLANDS		1,239,351
Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)	1,000	29,694
Agrium, Inc.	300	25,608
Air Canada Class A (a)	32,000	176,473
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	101,597
Bank of Montreal (e)	2,300	160,194
Bank of Nova Scotia	4,300	261,427
BCE, Inc.	3,300	143,597
BlackBerry Ltd. (a)	1,700	13,447
Boardwalk (REIT)	100	5,688
Brookfield Asset Management, Inc. Class A	3,400	134,611
Calfrac Well Services Ltd.	500	15,585
Canadian Imperial Bank of Commerce	1,300	110,593
Canadian National Railway Co.	1,800	197,756
Canadian Natural Resources Ltd.	5,300	168,203
Canadian Oil Sands Ltd.	1,500	29,233
Canadian Pacific Railway Ltd.	1,500	214,415
Catamaran Corp. (a)	2,300	107,913
Cenovus Energy, Inc.	1,800	53,483
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	107,357
CI Financial Corp.	1,800	59,871
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,661
Crescent Point Energy Corp.	1,100	42,717
Dollarama, Inc.	860	73,920
Eldorado Gold Corp.	2,200	14,833
Enbridge, Inc.	4,000	173,404
First Quantum Minerals Ltd.	3,574	67,802
Franco-Nevada Corp.	1,100	49,490
Gildan Activewear, Inc.	2,000	96,408
Goldcorp, Inc.	3,800	96,800
Imperial Oil Ltd.	1,200	52,401
Intact Financial Corp.	950	59,251
Common Stocks - continued
	Shares	Value
Canada - continued
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	$ 37,120
Keyera Corp.	823	48,702
Loblaw Companies Ltd.	1,000	45,739
Magna International, Inc. Class A (sub. vtg.)	1,600	135,516
Manulife Financial Corp.	8,200	145,259
Methanex Corp.	600	34,798
Metro, Inc. Class A (sub. vtg.)	1,300	81,330
National Bank of Canada	600	52,067
Open Text Corp.	600	44,091
Pembina Pipeline Corp.	2,300	75,464
Quebecor, Inc. Class B (sub. vtg.)	2,400	59,341
RioCan (REIT)	1,000	24,409
Rogers Communications, Inc. Class B (non-vtg.)	1,550	70,346
Royal Bank of Canada	5,700	382,788
Saputo, Inc.	600	29,688
Silver Wheaton Corp.	1,900	43,115
Stantec, Inc.	1,000	59,426
Sun Life Financial, Inc.	2,600	87,577
Suncor Energy, Inc.	24,772	900,217
TELUS Corp. (a)	3,200	111,777
The Toronto-Dominion Bank	4,300	394,430
Tim Hortons, Inc. (Canada)	100	5,969
Tourmaline Oil Corp. (a)	2,400	93,063
TransCanada Corp.	3,100	139,710
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,800	190,160
Vermilion Energy, Inc.	1,600	87,945
West Fraser Timber Co. Ltd.	200	18,332
Yamana Gold, Inc.	2,600	25,784
TOTAL CANADA		6,272,595
Cayman Islands - 0.3%
58.com, Inc. ADR	3,100	74,772
Baidu.com, Inc. sponsored ADR (a)	2,000	321,800
Geely Automobile Holdings Ltd.	750,000	378,241
Kingsoft Corp. Ltd.	11,000	27,326
New Oriental Education & Technology Group, Inc. sponsored ADR	18,400	482,264
SouFun Holdings Ltd. ADR	5,900	314,057
Tencent Holdings Ltd.	8,500	463,975
TOTAL CAYMAN ISLANDS		2,062,435
Denmark - 0.1%
Coloplast A/S Series B	10,700	697,718
Common Stocks - continued
	Shares	Value
Finland - 0.6%
Amer Group PLC (A Shares)	31,200	$ 641,358
Kesko Oyj	14,500	481,947
Lassila & Tikahoja Oyj	29,883	626,863
Raisio Group PLC (V Shares)	70,000	407,732
Rakentajain Konevuokraamo Oyj (B Shares)	32,222	644,429
Sampo Oyj (A Shares)	22,129	1,048,293
TOTAL FINLAND		3,850,622
France - 3.1%
Atos Origin SA	8,839	754,632
AXA SA	58,500	1,461,482
BNP Paribas SA	28,272	2,093,589
Christian Dior SA	8,955	1,702,211
GDF Suez	42,300	1,053,318
Ipsos SA	17,700	746,560
Kering SA	4,900	1,113,375
Legrand SA	15,300	868,959
Publicis Groupe SA	11,947	996,458
Rexel SA	21,828	546,802
Sanofi SA	25,274	2,694,796
Schneider Electric SA	13,900	1,171,053
Technip SA	6,400	670,403
Total SA	51,600	3,165,814
TOTAL FRANCE		19,039,452
Germany - 2.5%
adidas AG	9,100	1,038,853
BASF AG	21,636	2,251,104
Bayer AG	18,100	2,249,621
Beiersdorf AG	7,300	696,883
Continental AG	4,900	897,819
CTS Eventim AG	11,536	563,085
Daimler AG (Germany)	21,850	1,793,064
Deutsche Boerse AG	9,300	700,171
Deutsche Post AG	31,884	1,079,016
ElringKlinger AG	11,000	468,519
GEA Group AG	17,746	772,233
GSW Immobilien AG	11,800	548,735
HeidelbergCement Finance AG	9,100	717,362
KION Group AG (a)	14,401	586,589
Linde AG	6,400	1,216,110
TOTAL GERMANY		15,579,164
Common Stocks - continued
	Shares	Value
Hong Kong - 0.3%
AIA Group Ltd.	131,400	$ 666,915
Lenovo Group Ltd.	262,000	280,485
SJM Holdings Ltd.	69,000	222,940
Techtronic Industries Co. Ltd.	144,000	362,182
Wharf Holdings Ltd.	47,000	395,860
TOTAL HONG KONG		1,928,382
Ireland - 2.1%
Actavis PLC (a)	33,700	5,209,346
Alkermes PLC (a)	26,000	914,940
CRH PLC	33,700	820,042
DCC PLC (United Kingdom)	14,300	641,772
Eaton Corp. PLC	23,000	1,622,880
FBD Holdings PLC	13,100	282,806
Greencore Group PLC	264,800	764,669
James Hardie Industries PLC CDI	33,721	348,354
Kingspan Group PLC (United Kingdom)	37,900	640,661
Ryanair Holdings PLC sponsored ADR	12,000	602,520
Trinity Biotech PLC sponsored ADR	54,000	1,350,000
TOTAL IRELAND		13,197,990
Israel - 0.1%
Sarin Technologies Ltd.	268,500	410,683
Italy - 0.7%
Astaldi SpA	61,700	601,491
Azimut Holding SpA	25,500	647,789
Banca Popolare dell'Emilia Romagna Scrl (a)	37,800	363,623
Lottomatica SpA	16,100	489,440
MARR SpA	45,631	717,445
Prada SpA	59,600	581,163
Prysmian SpA	24,300	593,880
World Duty Free SpA (a)	50,335	557,674
TOTAL ITALY		4,552,505
Japan - 6.7%
AEON Financial Service Co. Ltd.	19,600	601,921
AEON Mall Co. Ltd.	45,480	1,291,676
Aozora Bank Ltd.	146,000	424,427
Asahi Kasei Corp.	107,000	814,335
Bridgestone Corp.	22,900	785,074
Dai-ichi Mutual Life Insurance Co.	53,900	769,466
Daikin Industries Ltd.	19,300	1,110,395
Common Stocks - continued
	Shares	Value
Japan - continued
Don Quijote Co. Ltd.	7,500	$ 499,249
Hino Motors Ltd.	37,000	522,794
Hitachi Metals Ltd.	105,000	1,413,888
Hokkaido Electric Power Co., Inc. (a)	36,500	470,198
Hoya Corp.	55,100	1,321,263
INPEX Corp.	32,700	377,750
Itochu Corp.	68,600	824,857
Japan Tobacco, Inc.	39,200	1,418,400
JFE Holdings, Inc.	37,400	850,277
JSR Corp.	24,700	470,486
JX Holdings, Inc.	269,000	1,330,116
Kansai Electric Power Co., Inc. (a)	28,800	364,522
KDDI Corp.	28,200	1,527,213
Makita Corp.	14,700	743,370
Mitsubishi Electric Corp.	139,000	1,527,883
Mitsubishi Heavy Industries Ltd.	112,000	711,790
Mitsubishi UFJ Financial Group, Inc.	131,600	838,064
Mitsui & Co. Ltd.	35,000	500,008
Mitsui Fudosan Co. Ltd.	17,000	563,140
MS&AD Insurance Group Holdings, Inc.	40,300	1,042,051
Nihon Parkerizing Co. Ltd.	28,000	546,982
Nippon Ceramic Co. Ltd. (e)	29,700	433,370
Nippon Shinyaku Co. Ltd.	33,000	568,841
Nissan Motor Co. Ltd.	125,000	1,255,158
Nitori Holdings Co. Ltd.	4,650	436,197
NTT Urban Development Co.	32,100	409,768
ORIX Corp.	143,900	2,492,504
Rakuten, Inc.	104,700	1,364,203
SoftBank Corp.	19,900	1,486,110
Stanley Electric Co. Ltd.	58,500	1,360,769
Sumitomo Mitsui Financial Group, Inc.	43,300	2,092,944
Sumitomo Mitsui Trust Holdings, Inc.	220,000	1,086,599
Terumo Corp.	11,900	576,325
THK Co. Ltd.	55,800	1,218,024
Toray Industries, Inc.	53,000	331,183
Toyota Motor Corp.	26,200	1,698,761
Yamaha Motor Co. Ltd.	81,800	1,253,053
TOTAL JAPAN		41,725,404
Common Stocks - continued
	Shares	Value
Luxembourg - 0.2%
Eurofins Scientific SA	2,500	$ 685,494
Samsonite International SA	99,600	272,349
TOTAL LUXEMBOURG		957,843
Netherlands - 0.4%
ASML Holding NV (Netherlands)	10,319	977,083
Exact Holdings NV	4,100	108,580
Koninklijke Philips Electronics NV	35,800	1,265,198
TOTAL NETHERLANDS		2,350,861
New Zealand - 0.0%
Fletcher Building Ltd.	24,571	201,810
Norway - 0.4%
DNB ASA	62,400	1,105,853
Telenor ASA	45,000	1,080,959
TOTAL NORWAY		2,186,812
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	38,317	308,192
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	9,200	591,100
Singapore - 0.5%
Avago Technologies Ltd.	66,000	2,998,380
Great Eastern Holdings Ltd.	8,000	116,696
Keppel Corp. Ltd.	9,100	79,484
TOTAL SINGAPORE		3,194,560
South Africa - 0.1%
Naspers Ltd. Class N	6,200	579,933
Spain - 0.3%
Criteria CaixaCorp SA (e)	193,588	1,006,430
Repsol YPF SA	31,157	836,762
TOTAL SPAIN		1,843,192
Sweden - 0.4%
AF AB (B Shares)	2,838	89,782
Investment AB Kinnevik (B Shares)	19,400	714,920
Svenska Handelsbanken AB (A Shares)	21,200	960,536
Swedish Match Co. AB	23,400	772,050
TOTAL SWEDEN		2,537,288
Common Stocks - continued
	Shares	Value
Switzerland - 2.7%
Actelion Ltd.	3,000	$ 232,270
Adecco SA (Reg.)	9,793	722,589
Aryzta AG	11,200	836,899
Baloise Holdings AG	6,020	700,625
Credit Suisse Group	13,476	419,211
Nestle SA	65,668	4,740,176
Partners Group Holding AG	2,670	691,814
Roche Holding AG (participation certificate)	15,526	4,298,376
Schindler Holding AG (participation certificate)	5,482	777,576
Syngenta AG (Switzerland)	2,804	1,131,741
UBS AG	82,301	1,591,789
Vontobel Holdings AG	16,237	650,482
TOTAL SWITZERLAND		16,793,548
United Kingdom - 6.3%
Associated British Foods PLC	27,314	992,839
Babcock International Group PLC	39,900	815,690
Barclays PLC	434,075	1,826,356
BG Group PLC	62,300	1,272,122
BHP Billiton PLC	62,377	1,924,861
British American Tobacco PLC (United Kingdom)	51,800	2,857,924
BT Group PLC	227,700	1,377,729
Bunzl PLC	31,800	702,106
Cineworld Group PLC	86,767	515,796
Compass Group PLC	68,700	988,078
Dechra Pharmaceuticals PLC	45,400	502,281
Diageo PLC	56,529	1,802,002
Galliford Try PLC	32,390	595,165
GlaxoSmithKline PLC	102,059	2,690,518
HSBC Holdings PLC (United Kingdom)	97,359	1,067,186
ICAP PLC	113,300	699,774
IMI PLC	29,498	718,443
ITV PLC	285,900	875,109
Kingfisher PLC	157,400	952,716
London Stock Exchange Group PLC	24,200	637,133
Meggitt PLC	80,479	738,754
Mondi PLC	21,300	380,458
Next PLC	9,800	855,590
Partnership Assurance Group PLC	75,397	493,238
Prudential PLC	84,077	1,719,439
Rolls-Royce Group PLC	60,627	1,117,907
Royal Dutch Shell PLC Class B (United Kingdom)	64,940	2,248,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	17,400	$ 719,519
Serco Group PLC	66,088	590,228
SIG PLC	190,000	627,571
Standard Chartered PLC (United Kingdom)	62,349	1,499,056
Taylor Wimpey PLC	435,700	769,859
The Go-Ahead Group PLC	14,026	378,270
Unite Group PLC	93,450	593,357
Vodafone Group PLC	559,100	2,047,851
WM Morrison Supermarkets PLC	165,100	745,455
TOTAL UNITED KINGDOM		39,338,605
United States of America - 29.4%
A.O. Smith Corp.	5,000	258,250
Accuray, Inc. (a)	66,100	446,175
Adobe Systems, Inc. (a)	64,000	3,468,800
Agios Pharmaceuticals, Inc. (e)	11,685	270,625
Alexion Pharmaceuticals, Inc. (a)	9,000	1,106,550
Alliance Data Systems Corp. (a)	1,500	355,590
Amazon.com, Inc. (a)	5,600	2,038,568
American International Group, Inc.	32,000	1,652,800
Ameriprise Financial, Inc.	37,700	3,790,358
Amgen, Inc.	2,700	313,200
Amphenol Corp. Class A	3,000	240,870
Applied Micro Circuits Corp. (a)	19,000	221,540
Bank of America Corp.	564,900	7,886,004
Beam, Inc.	7,800	524,940
Biogen Idec, Inc. (a)	15,800	3,858,202
Bluebird Bio, Inc. (e)	7,400	157,250
Boston Scientific Corp. (a)	65,300	763,357
Bristol-Myers Squibb Co.	21,000	1,102,920
Cabot Oil & Gas Corp.	240,000	8,476,800
CalAmp Corp. (a)	4,000	94,120
Callidus Software, Inc. (a)	13,000	134,550
CBS Corp. Class B	44,000	2,602,160
Celldex Therapeutics, Inc. (a)	40,000	916,400
Citigroup, Inc.	49,000	2,390,220
Colgate-Palmolive Co.	8,075	522,695
Criteo SA sponsored ADR	1,373	48,481
Cummins, Inc.	55,000	6,986,100
Discovery Communications, Inc. Class A (a)	9,000	800,280
Eastman Chemical Co.	70,000	5,515,300
Ecolab, Inc.	44,000	4,664,000
Common Stocks - continued
	Shares	Value
United States of America - continued
EOG Resources, Inc.	25,500	$ 4,549,200
EQT Corp.	39,000	3,338,790
Estee Lauder Companies, Inc. Class A	2,900	205,784
Facebook, Inc. Class A (a)	21,000	1,055,460
FedEx Corp.	31,500	4,126,500
Gilead Sciences, Inc. (a)	97,400	6,914,426
Google, Inc. Class A (a)	6,200	6,389,596
Guidewire Software, Inc. (a)	12,000	608,640
H&R Block, Inc.	16,000	455,040
Halozyme Therapeutics, Inc. (a)	51,000	594,150
HealthStream, Inc. (a)	4,000	142,880
Illumina, Inc. (a)	41,100	3,843,261
inContact, Inc. (a)	42,000	318,780
Intercept Pharmaceuticals, Inc.	9,000	488,160
Johnson Controls, Inc.	17,000	784,550
KAR Auction Services, Inc.	1,000	29,720
KKR & Co. LP	39,000	856,050
Kroger Co.	104,900	4,493,916
lululemon athletica, Inc. (a)	100	6,905
MasterCard, Inc. Class A	12,100	8,676,910
McGraw-Hill Companies, Inc.	113,000	7,873,840
McKesson Corp.	6,300	984,942
Medivation, Inc. (a)	16,800	1,005,648
Monster Beverage Corp. (a)	1,000	57,230
Morgan Stanley	101,000	2,901,730
Netflix, Inc. (a)	5,800	1,870,384
Noble Energy, Inc.	48,000	3,596,640
Norfolk Southern Corp.	36,000	3,096,720
Oracle Corp.	18,700	626,450
Pharmacyclics, Inc. (a)	3,100	367,784
Philip Morris International, Inc.	5,700	507,984
Phillips 66 Partners LP	10,200	342,720
Pioneer Natural Resources Co.	37,300	7,638,294
priceline.com, Inc. (a)	1,900	2,002,277
Proto Labs, Inc. (a)	8,000	670,880
PVH Corp.	12,000	1,494,840
Regeneron Pharmaceuticals, Inc. (a)	1,900	546,440
Rock-Tenn Co. Class A	2,300	246,123
salesforce.com, Inc. (a)	11,600	618,976
ServiceNow, Inc. (a)	58,000	3,167,380
Sirius XM Radio, Inc.	148,000	557,960
Spirit Airlines, Inc. (a)	14,301	617,088
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	27,300	$ 1,072,890
Synageva BioPharma Corp. (a)	2,450	124,460
Teledyne Technologies, Inc. (a)	1,000	88,820
The Blackstone Group LP	117,000	3,074,760
The Boeing Co.	13,000	1,696,500
The Cooper Companies, Inc.	29,600	3,824,616
TJX Companies, Inc.	52,700	3,203,633
TripAdvisor, Inc. (a)	14,000	1,157,940
Twenty-First Century Fox, Inc. Class A	47,000	1,601,760
United Therapeutics Corp. (a)	8,000	708,160
Visa, Inc. Class A	31,100	6,116,437
W.R. Grace & Co. (a)	4,000	366,640
Web.com Group, Inc. (a)	39,300	1,059,135
WhiteWave Foods Co.	9,000	180,090
Workday, Inc. Class A	53,000	3,968,110
Xylem, Inc.	22,000	759,000
Yahoo!, Inc. (a)	97,000	3,194,210
TOTAL UNITED STATES OF AMERICA		182,475,314
US Virgin Islands - 0.0%
Altisource Residential Corp. Class B	7,000	185,990
TOTAL COMMON STOCKS (Cost $312,963,567)		381,251,536
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,800	1,474,191
United Kingdom - 0.0%
Rolls-Royce Group PLC:
(C Shares) (a)	6,881,413	11,034
Series C	5,213,922	8,360
TOTAL UNITED KINGDOM		19,394
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $906,542)		1,493,585
Corporate Bonds - 8.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	$ 272,660
Radian Group, Inc. 2.25% 3/1/19		170,000	256,479
TOTAL UNITED STATES OF AMERICA			529,139
Nonconvertible Bonds - 8.4%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	327,448
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,011,191
Heathrow Funding Ltd. 4.625% 10/31/48 (Reg. S)	GBP	350,000	559,512
TOTAL BAILIWICK OF JERSEY			1,570,703
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	411,431
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,994
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	186,005	279,015
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	282,062
6.875% 3/14/26	GBP	150,000	294,043
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	209,634
TOTAL CAYMAN ISLANDS			1,064,754
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	445,220
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	350,829
BNP Paribas 2.375% 9/14/17		400,000	408,870
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	562,584
EDF SA 4.625% 9/11/24	EUR	150,000	239,335
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,073,246
Iliad SA 4.875% 6/1/16	EUR	500,000	733,315
TOTAL FRANCE			3,813,399
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	$ 272,463
3.125% 7/10/23	EUR	250,000	354,980
TOTAL GERMANY			627,443
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	423,378
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	611,890
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	206,938
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	783,969
TOTAL IRELAND			990,907
Italy - 0.1%
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	428,902
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	146,748
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	288,932
TOTAL ITALY			864,582
Japan - 0.2%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	542,035
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S)		400,000	425,000
TOTAL JAPAN			967,035
Korea (South) - 0.2%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	397,685
5% 4/11/22		200,000	223,081
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	195,961
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	474,017
5% 9/30/14 (Reg. S)		200,000	206,991
TOTAL KOREA (SOUTH)			1,497,735
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	237,803
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	211,728
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Pentair Finance SA 1.875% 9/15/17		$ 150,000	$ 148,932
Tyco Electronics Group SA 3.5% 2/3/22		300,000	291,828
TOTAL LUXEMBOURG			890,291
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	348,742
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	546,753
Deutsche Annington Finance BV 3.2% 10/2/17 (f)		350,000	360,392
Heineken NV 1.4% 10/1/17 (f)		550,000	543,222
LYB International Finance BV 4% 7/15/23		500,000	503,228
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	260,470
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	411,746
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	202,056
TOTAL NETHERLANDS			3,176,609
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,400
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,938
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,157
TOTAL SINGAPORE			692,095
Spain - 0.2%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	526,449
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	298,135
5.811% 9/5/17	EUR	300,000	463,630
TOTAL SPAIN			1,288,214
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	272,297
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	281,936
United Kingdom - 1.7%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	587,643
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	613,302
6.75% 1/16/23 (h)	GBP	300,000	531,721
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC:
3.25% 6/7/22 (f)		$ 200,000	$ 197,063
4% 9/4/26 (Reg. S)	GBP	250,000	411,669
8.125% 11/15/13		200,000	200,410
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	285,291
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	483,897
Centrica PLC 5.375% 10/16/43 (f)		200,000	205,613
Channel Link Enterprises Finance PLC 3.57% 6/30/50 (h)	EUR	400,000	513,230
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	201,677
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	322,707
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	186,682
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	423,303
4.75% 2/4/20	EUR	450,000	703,492
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	680,247
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	678,254
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	205,812
1.875% 5/12/16	EUR	300,000	413,998
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	662,485
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	215,027
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	490,104
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	447,044
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,295
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	280,959
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	287,460
William Hill PLC 7.125% 11/11/16	GBP	150,000	267,808
TOTAL UNITED KINGDOM			10,651,193
United States of America - 3.4%
AbbVie, Inc. 1.75% 11/6/17		400,000	401,118
Altria Group, Inc.:
2.85% 8/9/22		500,000	464,203
9.25% 8/6/19		204,000	272,198
American Express Co. 1.55% 5/22/18		550,000	541,945
American International Group, Inc. 5% 4/26/23	GBP	200,000	350,605
American Tower Corp. 3.5% 1/31/23		400,000	368,630
Apple, Inc. 2.4% 5/3/23		800,000	730,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
AutoZone, Inc. 3.125% 7/15/23		$ 400,000	$ 373,331
Chevron Corp.:
2.355% 12/5/22		200,000	186,185
2.427% 6/24/20		200,000	199,328
3.191% 6/24/23		300,000	296,854
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	450,000	591,894
4.5% 1/14/22		150,000	160,059
Comcast Corp. 6.55% 7/1/39		350,000	431,416
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	422,886
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,311
Frontier Oil Corp. 6.875% 11/15/18		250,000	268,750
General Electric Capital Corp. 4.65% 10/17/21		250,000	273,633
General Electric Co.:
4.125% 10/9/42		200,000	184,580
5.25% 12/6/17		550,000	628,914
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	316,014
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	620,772
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	650,000	893,816
Mattel, Inc. 1.7% 3/15/18		150,000	147,999
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	337,184
NBC Universal, Inc. 4.375% 4/1/21		500,000	544,689
PepsiCo, Inc. 2.25% 1/7/19		350,000	352,915
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	139,310
2.875% 5/30/24	EUR	150,000	208,134
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,090
PPL Energy Supply LLC 6.5% 5/1/18		160,000	181,502
Procter & Gamble Co.:
2% 11/5/21	EUR	200,000	272,167
2% 8/16/22 (Reg. S)	EUR	250,000	334,144
Qwest Corp. 6.75% 12/1/21		650,000	709,043
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,325
Roche Holdings, Inc. 6% 3/1/19 (f)		136,000	162,439
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,045
2.45% 1/15/17 (f)		400,000	412,977
3.75% 1/15/22 (f)		200,000	204,980
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	$ 688,172
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	308,735
The Coca-Cola Co. 3.3% 9/1/21		350,000	358,523
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	500,000	706,076
U.S. Bancorp 3% 3/15/22		500,000	494,558
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		225,000	230,897
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	379,584
6.55% 9/15/43		650,000	753,726
Viacom, Inc. 4.25% 9/1/23		250,000	255,347
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	570,039
Walt Disney Co.:
0.45% 12/1/15		350,000	349,300
1.1% 12/1/17		500,000	494,130
2.35% 12/1/22		750,000	699,387
Wells Fargo & Co. 3.676% 6/15/16		450,000	480,252
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,270
2.9% 10/21/19 (f)		150,000	152,213
TOTAL UNITED STATES OF AMERICA			21,110,320
TOTAL NONCONVERTIBLE BONDS			52,190,054
TOTAL CORPORATE BONDS (Cost $50,028,192)			52,719,193
Government Obligations - 24.0%

Canada - 0.6%
Canadian Government:
1.5% 6/1/23	CAD	1,800,000	1,591,144
3.75% 6/1/19	CAD	1,900,000	2,005,820
TOTAL CANADA			3,596,964
France - 0.5%
French Government OAT 3% 4/25/22	EUR	2,250,000	3,326,152
Government Obligations - continued
		Principal Amount (d)	Value
Germany - 6.3%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	9,086,344	$ 10,404,232
1.5% 4/15/16	EUR	4,887,900	5,935,322
0% 6/13/14	EUR	5,050,000	6,853,758
0.25% 4/13/18	EUR	1,800,000	2,411,421
0.5% 10/13/17	EUR	2,450,000	3,338,696
1.5% 5/15/23	EUR	50,000	67,003
1.75% 10/9/15	EUR	200,000	280,076
2.5% 7/4/44	EUR	2,200,000	2,923,844
3.25% 1/4/20	EUR	200,000	310,075
4% 1/4/18	EUR	100,000	155,871
4.25% 7/4/17	EUR	250,000	387,807
4.75% 7/4/40	EUR	3,000,000	5,759,168
TOTAL GERMANY			38,827,273
Italy - 1.6%
Buoni Poliennali del Tesoro 5.5% 11/1/22	EUR	5,250,000	7,993,549
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,351,458	1,841,766
TOTAL ITALY			9,835,315
Japan - 10.0%
Japan Government:
1.3% 6/20/20	JPY	2,181,000,000	23,612,504
1.3% 3/20/21	JPY	802,750,000	8,704,559
1.5% 3/20/14	JPY	1,680,000,000	17,176,099
1.7% 9/20/32	JPY	1,014,450,000	10,744,436
2% 9/20/40	JPY	181,000,000	1,991,882
TOTAL JAPAN			62,229,480
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,768,245
New Zealand - 0.6%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	4,691,850	3,660,570
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,145,489
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 0.4%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	700,000	$ 1,265,382
4.25% 3/7/36	GBP	350,000	639,790
4.5% 12/7/42	GBP	50,000	96,257
5% 9/7/14	GBP	50,000	83,285
5% 3/7/25	GBP	150,000	293,603
6% 12/7/28	GBP	50,000	108,811
TOTAL UNITED KINGDOM			2,487,128
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	377,156
2.75% 11/15/42		250,000	209,141
3% 5/15/42		100,000	88,594
3.125% 11/15/41		1,900,000	1,731,968
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,805
0.625% 9/30/17		1,100,000	1,085,993
0.875% 4/30/17		2,150,000	2,155,878
1% 3/31/17		700,000	705,468
1.375% 9/30/18		3,850,000	3,864,137
1.625% 8/15/22		1,025,000	962,379
1.75% 5/15/23		5,050,000	4,714,256
2.5% 8/15/23		4,425,000	4,406,331
TOTAL UNITED STATES OF AMERICA			20,801,106
TOTAL GOVERNMENT OBLIGATIONS (Cost $152,096,466)			148,677,722
Asset-Backed Securities - 0.2%

Bavarian Sky SA 0.367% 6/20/20 (h) (Cost $993,597)	EUR	767,819	1,041,646
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (d)	Value
Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9172% 10/18/54 (h)	GBP	214,359	$ 345,946
Granite Master Issuer PLC Series 2005-1 Class A5, 0.307% 12/20/54 (h)	EUR	148,394	199,669
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6436% 10/15/54 (h)		156,593	157,178
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $686,406)			702,793
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.456% 8/18/17 (h)	EUR	140,845	185,973
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0422% 4/19/21 (h)	GBP	137,292	214,080
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $390,146)			400,053
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,028,445
Fixed-Income Funds - 0.3%
	Shares
Fidelity Emerging Markets Debt Central Fund (i) (Cost $2,172,138)	214,136	2,220,595
Preferred Securities - 0.1%
	Principal Amount (d)
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h) (Cost $550,000)	550,000	572,046
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	30,002,290	$ 30,002,290
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,251,110	2,251,110
TOTAL MONEY MARKET FUNDS (Cost $32,253,400)		32,253,400
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $554,035,924)		622,361,014
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,822,770)
NET ASSETS - 100%		$ 620,538,244
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,353,702 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,266
Fidelity Emerging Markets Debt Central Fund	371,951
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	289,490
Fidelity Securities Lending Cash Central Fund	67,913
Total	$ 795,309
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 563,837	$ 11,993,110	$ 2,220,595	2.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	5,328,716	-	0.0%
Fidelity High Income Central Fund 1	10,417,086	283,143	10,997,976	-	0.0%
Total	$ 24,137,087	$ 5,816,487	$ 28,319,802	$ 2,220,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,679,691	$ 41,027,227	$ 8,652,464	$ -
Consumer Staples	27,206,481	14,304,338	12,902,143	-
Energy	40,031,955	32,910,050	7,121,905	-
Financials	75,713,234	57,476,693	18,236,541	-
Health Care	53,654,287	46,813,424	6,840,863	-
Industrials	49,100,750	40,676,431	8,424,319	-
Information Technology	50,897,314	48,165,598	2,731,716	-
Materials	26,005,417	16,688,288	9,317,129	-
Telecommunication Services	8,567,954	2,129,051	6,438,903	-
Utilities	1,888,038	1,053,318	834,720	-
Corporate Bonds	52,719,193	-	52,719,193	-
Government Obligations	148,677,722	-	148,677,722	-
Asset-Backed Securities	1,041,646	-	1,041,646	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 702,793	$ -	$ 702,793	$ -
Commercial Mortgage Securities	400,053	-	400,053	-
Supranational Obligations	1,028,445	-	1,028,445	-
Fixed-Income Funds	2,220,595	2,220,595	-	-
Preferred Securities	572,046	-	572,046	-
Money Market Funds	32,253,400	32,253,400	-	-
Total Investments in Securities:	$ 622,361,014	$ 335,718,413	$ 286,642,601	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,209,362
Level 2 to Level 1	$ 0
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	23.4%
BBB	5.9%
BB	0.0%
B	0.2%
CCC,CC,C	0.0%
Not Rated	0.7%
Equities	61.6%
Short-Term Investments and Net Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,131,723) - See accompanying schedule: Unaffiliated issuers (cost $519,610,386)	$ 587,887,019
Fidelity Central Funds (cost $34,425,538)	34,473,995
Total Investments (cost $554,035,924)		$ 622,361,014
Cash		30,331
Receivable for investments sold		14,579,606
Receivable for fund shares sold		742,950
Dividends receivable		503,452
Interest receivable		1,468,512
Distributions receivable from Fidelity Central Funds		4,266
Prepaid expenses		1,627
Other receivables		14,855
Total assets		639,706,613

Liabilities
Payable to custodian bank	$ 1,609
Payable for investments purchased	15,938,445
Payable for fund shares redeemed	337,897
Accrued management fee	355,733
Distribution and service plan fees payable	32,795
Other affiliated payables	120,651
Other payables and accrued expenses	130,129
Collateral on securities loaned, at value	2,251,110
Total liabilities		19,168,369

Net Assets		$ 620,538,244
Net Assets consist of:
Paid in capital		$ 501,763,055
Undistributed net investment income		3,283,391
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,164,842
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,326,956
Net Assets		$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,972,406 ÷ 1,488,477 shares)	$ 26.18

Maximum offering price per share (100/94.25 of $26.18)	$ 27.78
Class T: Net Asset Value and redemption price per share ($14,649,517 ÷ 562,654 shares)	$ 26.04

Maximum offering price per share (100/96.50 of $26.04)	$ 26.98
Class B: Net Asset Value and offering price per share ($2,324,892 ÷ 89,637 shares)A	$ 25.94

Class C: Net Asset Value and offering price per share ($20,996,556 ÷ 815,096 shares)A	$ 25.76

Global Balanced: Net Asset Value, offering price and redemption price per share ($540,412,029 ÷ 20,482,482 shares)	$ 26.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,182,844 ÷ 120,870 shares)	$ 26.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 5,805,521
Interest		3,931,542
Income from Fidelity Central Funds		795,309
Income before foreign taxes withheld		10,532,372
Less foreign taxes withheld		(312,030)
Total income		10,220,342

Expenses
Management fee	$ 3,910,953
Transfer agent fees	1,117,065
Distribution and service plan fees	333,382
Accounting and security lending fees	282,419
Custodian fees and expenses	214,320
Independent trustees' compensation	2,078
Registration fees	93,994
Audit	77,997
Legal	3,269
Miscellaneous	4,381
Total expenses before reductions	6,039,858
Expense reductions	(107,629)	5,932,229
Net investment income (loss)		4,288,113
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,486,749
Fidelity Central Funds	2,456,464
Foreign currency transactions	(542,106)
Capital gain distributions from Fidelity Central Funds	191,886
Total net realized gain (loss)		53,592,993
Change in net unrealized appreciation (depreciation) on: Investment securities	17,980,757
Assets and liabilities in foreign currencies	(3,213)
Total change in net unrealized appreciation (depreciation)		17,977,544
Net gain (loss)		71,570,537
Net increase (decrease) in net assets resulting from operations		$ 75,858,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,288,113	$ 7,501,676
Net realized gain (loss)	53,592,993	24,627,271
Change in net unrealized appreciation (depreciation)	17,977,544	7,874,993
Net increase (decrease) in net assets resulting from operations	75,858,650	40,003,940
Distributions to shareholders from net investment income	(6,429,111)	(5,592,973)
Distributions to shareholders from net realized gain	(6,490,956)	(2,173,830)
Total distributions	(12,920,067)	(7,766,803)
Share transactions - net increase (decrease)	30,275,272	(70,009,704)
Redemption fees	9,441	8,000
Total increase (decrease) in net assets	93,223,296	(37,764,567)

Net Assets
Beginning of period	527,314,948	565,079,515
End of period (including undistributed net investment income of $3,283,391 and undistributed net investment income of $5,608,248, respectively)	$ 620,538,244	$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.27	.22	.17	.12
Net realized and unrealized gain (loss)	3.13	1.41	.22	2.43	4.39
Total from investment operations	3.26	1.68	.44	2.60	4.51
Distributions from net investment income	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	14.19%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.29%	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.55%	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,972	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.11
Net realized and unrealized gain (loss)	3.12	1.41	.22	2.42	4.37
Total from investment operations	3.19	1.62	.39	2.55	4.48
Distributions from net investment income	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	13.94%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.55%	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.28%	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,650	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.06)	.09	.04	.02	.05
Net realized and unrealized gain (loss)	3.11	1.41	.23	2.41	4.35
Total from investment operations	3.05	1.50	.27	2.43	4.40
Distributions from net investment income	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	13.30%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.08%	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.24)%	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,325	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.06)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	3.08	1.41	.22	2.40	4.36
Total from investment operations	3.02	1.50	.27	2.43	4.41
Distributions from net investment income	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	13.27%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.10%	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.26)%	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,997	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Income from Investment Operations
Net investment income (loss) B	.21	.33	.29	.24	.28
Net realized and unrealized gain (loss)	3.14	1.44	.22	2.43	2.95
Total from investment operations	3.35	1.77	.51	2.67	3.23
Distributions from net investment income	(.30)	(.24)	(.21)	(.23)	(.38)
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	(.17)
Total distributions	(.59)	(.33)	(.32)	(.30) G	(.55)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Total Return A	14.52%	8.11%	2.34%	13.76%	19.86%
Ratios to Average Net Assets C,E
Expenses before reductions	1.02%	1.03%	1.05%	1.11%	1.24%
Expenses net of fee waivers, if any	1.02%	1.03%	1.05%	1.10%	1.23%
Expenses net of all reductions	1.00%	1.02%	1.04%	1.08%	1.21%
Net investment income (loss)	.84%	1.48%	1.29%	1.16%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,412	$ 468,758	$ 520,753	$ 542,319	$ 419,747
Portfolio turnover rate D	181%	157%	197%	178%	252%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.20	.33	.28	.23	.21
Net realized and unrealized gain (loss)	3.14	1.43	.21	2.44	4.35
Total from investment operations	3.34	1.76	.49	2.67	4.56
Distributions from net investment income	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	14.50%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.01%	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	.83%	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,183	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.13%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments	Less than .01%

* Expenses expressed as a percentage of net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,118,489
Gross unrealized depreciation	(8,605,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,512,695

Tax Cost	$ 555,848,319

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,067,781
Undistributed long-term capital gain	$ 31,193,019
Net unrealized appreciation (depreciation)	$ 66,514,561

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 6,429,111	$ 7,766,803
Long-term Capital Gains	6,490,956	-
Total	$ 12,920,067	$ 7,766,803

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $901,580,153 and $904,241,531, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 76,813	$ 6,054
Class T	.25%	.25%	69,632	121
Class B	.75%	.25%	23,189	17,440
Class C	.75%	.25%	163,748	41,324
			$ 333,382	$ 64,939

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,633
Class T	6,870
Class B*	7,358
Class C*	2,233
$ 45,094

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 71,853.23
Class T	34,600.25
Class B	6,314.27
Class C	48,838.30
Global Balanced	950,468.19
Institutional Class	4,992.20
	$ 1,117,065

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,080 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,195 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

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Notes to Financial Statements - continued

7. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $67,913, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97,186 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,443.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 270,108	$ 183,672
Class T	106,614	86,456
Class B	3,936	-
Class C	36,163	22,825
Global Balanced	5,986,097	5,284,338
Institutional Class	26,193	15,682
Total	$ 6,429,111	$ 5,592,973

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9. Distributions to Shareholders - continued

Years ended October 31,	2013	2012
From net realized gain
Class A	$ 326,381	$ 85,585
Class T	170,817	46,353
Class B	29,264	8,719
Class C	171,922	43,221
Global Balanced	5,767,336	1,984,414
Institutional Class	25,236	5,538
Total	$ 6,490,956	$ 2,173,830

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	565,083	429,393	$ 13,868,960	$ 9,630,018
Reinvestment of distributions	24,168	11,691	560,464	250,430
Shares redeemed	(239,996)	(246,721)	(5,807,510)	(5,509,325)
Net increase (decrease)	349,255	194,363	$ 8,621,914	$ 4,371,123
Class T
Shares sold	156,543	257,238	$ 3,830,990	$ 5,661,128
Reinvestment of distributions	10,034	5,007	231,879	106,901
Shares redeemed	(189,350)	(148,499)	(4,594,877)	(3,309,966)
Net increase (decrease)	(22,773)	113,746	$ (532,008)	$ 2,458,063
Class B
Shares sold	17,632	12,958	$ 435,293	$ 280,676
Reinvestment of distributions	1,278	361	29,567	7,708
Shares redeemed	(33,759)	(18,563)	(816,718)	(409,711)
Net increase (decrease)	(14,849)	(5,244)	$ (351,858)	$ (121,327)
Class C
Shares sold	360,308	282,746	$ 8,706,313	$ 6,184,980
Reinvestment of distributions	7,987	2,666	183,549	56,618
Shares redeemed	(150,800)	(129,408)	(3,607,930)	(2,874,652)
Net increase (decrease)	217,495	156,004	$ 5,281,932	$ 3,366,946

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Global Balanced
Shares sold	4,785,470	3,839,579	$ 117,973,727	$ 85,808,068
Reinvestment of distributions	477,782	320,351	11,137,090	6,893,955
Shares redeemed	(4,627,249)	(7,786,873)	(112,781,328)	(173,430,973)
Net increase (decrease)	636,003	(3,626,943)	$ 16,329,489	$ (80,728,950)
Institutional Class
Shares sold	58,246	104,670	$ 1,432,050	$ 2,281,441
Reinvestment of distributions	1,992	864	46,340	18,558
Shares redeemed	(22,761)	(73,978)	(552,587)	(1,655,558)
Net increase (decrease)	37,477	31,556	$ 925,803	$ 644,441

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2013

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Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds and Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/16/13	12/13/13	$0.102	$2.065
Class T	12/16/13	12/13/13	$0.020	$2.065
Class B	12/16/13	12/13/13	$0.000	$1.954
Class C	12/16/13	12/13/13	$0.000	$2.028

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $31,193,019, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 32%; Class T designates 41%; Class B designates 100%; and Class C designates 100%; of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 89%; Class T designates 100%; Class B designates 100%; and Class C designates 100%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/17/12	$0.224	$0.0091
Class T	12/17/12	$0.171	$0.0091
Class B	12/17/12	$0.043	$0.0091
Class C	12/17/12	$0.063	$0.0091

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2012 and March 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2012 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that approximately 50% of the funds in the Total Mapped Group have a flexible objective, including funds that are more domestic-focused than their global flexible competitors. The fund has higher expenses because of more expensive international custodian fees. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AGBL-UANN-1213
1.883463.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	14.50%	11.55%	8.29%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Institutional Class on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Institutional Class took place on February 19, 2009. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid persistent preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, world central banks, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, along with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone, with most markets on the Continent notching solid, index-beating gains. Another bright spot, Japan, posted a 34% full-year result, despite a struggling yen and a weak second half. The U.S. - by far the largest index component - also outperformed, up roughly 28%. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as shown by results in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%). Against a strong tilt toward equities, global bond markets fell flat, with the Barclays® Global Aggregate GDP Weighted Index returning -0.15% for the full period.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Institutional Class shares gained 14.50%, versus 13.77% for the Fidelity Global Balanced Composite IndexSM. Led by U.S. equities, strong security selection drove the fund's relative performance, as picks in energy and information technology enabled the domestic stock subportfolio to outpace its index by a sizable margin. Stock choices among Asia ex-Japan equities also contributed, primarily due to investments in Hong Kong and China. Security selection in Europe was a more modest contributor, as solid results in the United Kingdom and Germany were offset by adverse selection in several other markets. In the negative column, stock picks in Japan hampered that subportfolio's performance relative to its benchmark, mainly because of weakness in consumer discretionary, industrials and technology. Asset allocation modestly aided relative performance, led by a significant average underweighting in investment-grade bonds. Within equities, average overweightings in the United States and Europe contributed, as did an underweighting in Canada. On the downside, a small average underweighting in the Japanese stock market detracted, and our cash stake dampened performance in a rising market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.29%
Actual		$ 1,000.00	$ 1,068.10	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,066.80	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.07%
Actual		$ 1,000.00	$ 1,064.00	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,014.77	$ 10.51
Class C	2.11%
Actual		$ 1,000.00	$ 1,063.60	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Global Balanced	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,069.50	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .16%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United States of America* 41.1%
Japan 17.0%
Germany 9.1%
United Kingdom 8.6%
France 4.2%
Switzerland 2.7%
Italy 2.4%
Ireland 2.3%
Canada 1.6%
Other 11.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America* 42.2%
Japan 15.0%
Germany 9.0%
United Kingdom 7.9%
Canada 3.1%
Italy 3.1%
Australia 3.1%
France 2.7%
Switzerland 2.5%
Other 11.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	61.6	60.7
Bonds	33.4	34.1
Convertible Securities	0.1	0.1
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.8	5.1
Top Five Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America)	1.4	1.4
Cabot Oil & Gas Corp. (United States of America)	1.4	1.4
Bank of America Corp. (United States of America)	1.3	0.9
McGraw-Hill Companies, Inc. (United States of America)	1.3	0.0
Pioneer Natural Resources Co. (United States of America)	1.2	0.6
	6.6
Top Five Bond Issuers as of October 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.2	7.2
German Federal Republic	5.2	6.3
U.S. Treasury Obligations	3.4	3.3
Buoni Poliennali del Tesoro	1.3	0.5
New Zealand Government	0.6	0.0
	17.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	16.6
Consumer Discretionary	8.8	9.5
Health Care	8.7	8.6
Industrials	8.7	7.2
Information Technology	8.3	7.9
Energy	7.4	5.3
Consumer Staples	5.2	7.4
Materials	4.6	4.9
Telecommunication Services	1.8	1.4
Utilities	0.7	1.3

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 61.4%
	Shares	Value
Australia - 1.4%
Acrux Ltd.	50,321	$ 127,463
Ainsworth Game Technology Ltd.	27,667	114,012
AMP Ltd.	113,264	507,424
Asciano Ltd.	46,834	257,623
Australia & New Zealand Banking Group Ltd.	20,600	658,868
BHP Billiton Ltd.	28,663	1,013,334
Cochlear Ltd.	3,121	173,744
Commonwealth Bank of Australia	20,082	1,444,037
Computershare Ltd.	52,217	530,050
CSL Ltd.	10,479	688,344
Leighton Holdings Ltd. (e)	22,816	386,221
Macquarie CountryWide Trust	69,283	264,551
Macquarie Group Ltd.	10,547	507,895
QBE Insurance Group Ltd.	26,464	370,184
Suncorp-Metway Ltd.	46,705	590,636
Sydney Airport unit	102,227	404,837
Telstra Corp. Ltd.	82,435	403,592
Westfield Group unit	20,693	211,617
Wotif.com Holdings Ltd. (e)	64,889	272,304
TOTAL AUSTRALIA		8,926,736
Austria - 0.3%
Andritz AG	13,500	831,615
Erste Group Bank AG	22,837	805,405
TOTAL AUSTRIA		1,637,020
Bailiwick of Jersey - 0.2%
Informa PLC	75,654	678,694
Shire PLC	7,000	310,383
TOTAL BAILIWICK OF JERSEY		989,077
Belgium - 0.6%
Anheuser-Busch InBev SA NV	20,100	2,083,641
KBC Groupe SA	15,179	827,463
UCB SA	10,100	663,997
TOTAL BELGIUM		3,575,101
Bermuda - 0.3%
Biosensors International Group Ltd.	320,000	242,151
Bunge Ltd.	6,200	509,206
Luk Fook Holdings International Ltd.	53,000	189,359
Nam Cheong Ltd.	1,197,000	274,630
Nine Dragons Paper (Holdings) Ltd.	454,000	374,771
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	225,000	$ 161,067
Shangri-La Asia Ltd.	148,000	271,069
TOTAL BERMUDA		2,022,253
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	16,300	476,286
Mail.Ru Group Ltd. GDR (Reg. S)	14,431	532,215
Michael Kors Holdings Ltd. (a)	3,000	230,850
TOTAL BRITISH VIRGIN ISLANDS		1,239,351
Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)	1,000	29,694
Agrium, Inc.	300	25,608
Air Canada Class A (a)	32,000	176,473
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	101,597
Bank of Montreal (e)	2,300	160,194
Bank of Nova Scotia	4,300	261,427
BCE, Inc.	3,300	143,597
BlackBerry Ltd. (a)	1,700	13,447
Boardwalk (REIT)	100	5,688
Brookfield Asset Management, Inc. Class A	3,400	134,611
Calfrac Well Services Ltd.	500	15,585
Canadian Imperial Bank of Commerce	1,300	110,593
Canadian National Railway Co.	1,800	197,756
Canadian Natural Resources Ltd.	5,300	168,203
Canadian Oil Sands Ltd.	1,500	29,233
Canadian Pacific Railway Ltd.	1,500	214,415
Catamaran Corp. (a)	2,300	107,913
Cenovus Energy, Inc.	1,800	53,483
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	107,357
CI Financial Corp.	1,800	59,871
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,661
Crescent Point Energy Corp.	1,100	42,717
Dollarama, Inc.	860	73,920
Eldorado Gold Corp.	2,200	14,833
Enbridge, Inc.	4,000	173,404
First Quantum Minerals Ltd.	3,574	67,802
Franco-Nevada Corp.	1,100	49,490
Gildan Activewear, Inc.	2,000	96,408
Goldcorp, Inc.	3,800	96,800
Imperial Oil Ltd.	1,200	52,401
Intact Financial Corp.	950	59,251
Common Stocks - continued
	Shares	Value
Canada - continued
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	$ 37,120
Keyera Corp.	823	48,702
Loblaw Companies Ltd.	1,000	45,739
Magna International, Inc. Class A (sub. vtg.)	1,600	135,516
Manulife Financial Corp.	8,200	145,259
Methanex Corp.	600	34,798
Metro, Inc. Class A (sub. vtg.)	1,300	81,330
National Bank of Canada	600	52,067
Open Text Corp.	600	44,091
Pembina Pipeline Corp.	2,300	75,464
Quebecor, Inc. Class B (sub. vtg.)	2,400	59,341
RioCan (REIT)	1,000	24,409
Rogers Communications, Inc. Class B (non-vtg.)	1,550	70,346
Royal Bank of Canada	5,700	382,788
Saputo, Inc.	600	29,688
Silver Wheaton Corp.	1,900	43,115
Stantec, Inc.	1,000	59,426
Sun Life Financial, Inc.	2,600	87,577
Suncor Energy, Inc.	24,772	900,217
TELUS Corp. (a)	3,200	111,777
The Toronto-Dominion Bank	4,300	394,430
Tim Hortons, Inc. (Canada)	100	5,969
Tourmaline Oil Corp. (a)	2,400	93,063
TransCanada Corp.	3,100	139,710
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,800	190,160
Vermilion Energy, Inc.	1,600	87,945
West Fraser Timber Co. Ltd.	200	18,332
Yamana Gold, Inc.	2,600	25,784
TOTAL CANADA		6,272,595
Cayman Islands - 0.3%
58.com, Inc. ADR	3,100	74,772
Baidu.com, Inc. sponsored ADR (a)	2,000	321,800
Geely Automobile Holdings Ltd.	750,000	378,241
Kingsoft Corp. Ltd.	11,000	27,326
New Oriental Education & Technology Group, Inc. sponsored ADR	18,400	482,264
SouFun Holdings Ltd. ADR	5,900	314,057
Tencent Holdings Ltd.	8,500	463,975
TOTAL CAYMAN ISLANDS		2,062,435
Denmark - 0.1%
Coloplast A/S Series B	10,700	697,718
Common Stocks - continued
	Shares	Value
Finland - 0.6%
Amer Group PLC (A Shares)	31,200	$ 641,358
Kesko Oyj	14,500	481,947
Lassila & Tikahoja Oyj	29,883	626,863
Raisio Group PLC (V Shares)	70,000	407,732
Rakentajain Konevuokraamo Oyj (B Shares)	32,222	644,429
Sampo Oyj (A Shares)	22,129	1,048,293
TOTAL FINLAND		3,850,622
France - 3.1%
Atos Origin SA	8,839	754,632
AXA SA	58,500	1,461,482
BNP Paribas SA	28,272	2,093,589
Christian Dior SA	8,955	1,702,211
GDF Suez	42,300	1,053,318
Ipsos SA	17,700	746,560
Kering SA	4,900	1,113,375
Legrand SA	15,300	868,959
Publicis Groupe SA	11,947	996,458
Rexel SA	21,828	546,802
Sanofi SA	25,274	2,694,796
Schneider Electric SA	13,900	1,171,053
Technip SA	6,400	670,403
Total SA	51,600	3,165,814
TOTAL FRANCE		19,039,452
Germany - 2.5%
adidas AG	9,100	1,038,853
BASF AG	21,636	2,251,104
Bayer AG	18,100	2,249,621
Beiersdorf AG	7,300	696,883
Continental AG	4,900	897,819
CTS Eventim AG	11,536	563,085
Daimler AG (Germany)	21,850	1,793,064
Deutsche Boerse AG	9,300	700,171
Deutsche Post AG	31,884	1,079,016
ElringKlinger AG	11,000	468,519
GEA Group AG	17,746	772,233
GSW Immobilien AG	11,800	548,735
HeidelbergCement Finance AG	9,100	717,362
KION Group AG (a)	14,401	586,589
Linde AG	6,400	1,216,110
TOTAL GERMANY		15,579,164
Common Stocks - continued
	Shares	Value
Hong Kong - 0.3%
AIA Group Ltd.	131,400	$ 666,915
Lenovo Group Ltd.	262,000	280,485
SJM Holdings Ltd.	69,000	222,940
Techtronic Industries Co. Ltd.	144,000	362,182
Wharf Holdings Ltd.	47,000	395,860
TOTAL HONG KONG		1,928,382
Ireland - 2.1%
Actavis PLC (a)	33,700	5,209,346
Alkermes PLC (a)	26,000	914,940
CRH PLC	33,700	820,042
DCC PLC (United Kingdom)	14,300	641,772
Eaton Corp. PLC	23,000	1,622,880
FBD Holdings PLC	13,100	282,806
Greencore Group PLC	264,800	764,669
James Hardie Industries PLC CDI	33,721	348,354
Kingspan Group PLC (United Kingdom)	37,900	640,661
Ryanair Holdings PLC sponsored ADR	12,000	602,520
Trinity Biotech PLC sponsored ADR	54,000	1,350,000
TOTAL IRELAND		13,197,990
Israel - 0.1%
Sarin Technologies Ltd.	268,500	410,683
Italy - 0.7%
Astaldi SpA	61,700	601,491
Azimut Holding SpA	25,500	647,789
Banca Popolare dell'Emilia Romagna Scrl (a)	37,800	363,623
Lottomatica SpA	16,100	489,440
MARR SpA	45,631	717,445
Prada SpA	59,600	581,163
Prysmian SpA	24,300	593,880
World Duty Free SpA (a)	50,335	557,674
TOTAL ITALY		4,552,505
Japan - 6.7%
AEON Financial Service Co. Ltd.	19,600	601,921
AEON Mall Co. Ltd.	45,480	1,291,676
Aozora Bank Ltd.	146,000	424,427
Asahi Kasei Corp.	107,000	814,335
Bridgestone Corp.	22,900	785,074
Dai-ichi Mutual Life Insurance Co.	53,900	769,466
Daikin Industries Ltd.	19,300	1,110,395
Common Stocks - continued
	Shares	Value
Japan - continued
Don Quijote Co. Ltd.	7,500	$ 499,249
Hino Motors Ltd.	37,000	522,794
Hitachi Metals Ltd.	105,000	1,413,888
Hokkaido Electric Power Co., Inc. (a)	36,500	470,198
Hoya Corp.	55,100	1,321,263
INPEX Corp.	32,700	377,750
Itochu Corp.	68,600	824,857
Japan Tobacco, Inc.	39,200	1,418,400
JFE Holdings, Inc.	37,400	850,277
JSR Corp.	24,700	470,486
JX Holdings, Inc.	269,000	1,330,116
Kansai Electric Power Co., Inc. (a)	28,800	364,522
KDDI Corp.	28,200	1,527,213
Makita Corp.	14,700	743,370
Mitsubishi Electric Corp.	139,000	1,527,883
Mitsubishi Heavy Industries Ltd.	112,000	711,790
Mitsubishi UFJ Financial Group, Inc.	131,600	838,064
Mitsui & Co. Ltd.	35,000	500,008
Mitsui Fudosan Co. Ltd.	17,000	563,140
MS&AD Insurance Group Holdings, Inc.	40,300	1,042,051
Nihon Parkerizing Co. Ltd.	28,000	546,982
Nippon Ceramic Co. Ltd. (e)	29,700	433,370
Nippon Shinyaku Co. Ltd.	33,000	568,841
Nissan Motor Co. Ltd.	125,000	1,255,158
Nitori Holdings Co. Ltd.	4,650	436,197
NTT Urban Development Co.	32,100	409,768
ORIX Corp.	143,900	2,492,504
Rakuten, Inc.	104,700	1,364,203
SoftBank Corp.	19,900	1,486,110
Stanley Electric Co. Ltd.	58,500	1,360,769
Sumitomo Mitsui Financial Group, Inc.	43,300	2,092,944
Sumitomo Mitsui Trust Holdings, Inc.	220,000	1,086,599
Terumo Corp.	11,900	576,325
THK Co. Ltd.	55,800	1,218,024
Toray Industries, Inc.	53,000	331,183
Toyota Motor Corp.	26,200	1,698,761
Yamaha Motor Co. Ltd.	81,800	1,253,053
TOTAL JAPAN		41,725,404
Common Stocks - continued
	Shares	Value
Luxembourg - 0.2%
Eurofins Scientific SA	2,500	$ 685,494
Samsonite International SA	99,600	272,349
TOTAL LUXEMBOURG		957,843
Netherlands - 0.4%
ASML Holding NV (Netherlands)	10,319	977,083
Exact Holdings NV	4,100	108,580
Koninklijke Philips Electronics NV	35,800	1,265,198
TOTAL NETHERLANDS		2,350,861
New Zealand - 0.0%
Fletcher Building Ltd.	24,571	201,810
Norway - 0.4%
DNB ASA	62,400	1,105,853
Telenor ASA	45,000	1,080,959
TOTAL NORWAY		2,186,812
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	38,317	308,192
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	9,200	591,100
Singapore - 0.5%
Avago Technologies Ltd.	66,000	2,998,380
Great Eastern Holdings Ltd.	8,000	116,696
Keppel Corp. Ltd.	9,100	79,484
TOTAL SINGAPORE		3,194,560
South Africa - 0.1%
Naspers Ltd. Class N	6,200	579,933
Spain - 0.3%
Criteria CaixaCorp SA (e)	193,588	1,006,430
Repsol YPF SA	31,157	836,762
TOTAL SPAIN		1,843,192
Sweden - 0.4%
AF AB (B Shares)	2,838	89,782
Investment AB Kinnevik (B Shares)	19,400	714,920
Svenska Handelsbanken AB (A Shares)	21,200	960,536
Swedish Match Co. AB	23,400	772,050
TOTAL SWEDEN		2,537,288
Common Stocks - continued
	Shares	Value
Switzerland - 2.7%
Actelion Ltd.	3,000	$ 232,270
Adecco SA (Reg.)	9,793	722,589
Aryzta AG	11,200	836,899
Baloise Holdings AG	6,020	700,625
Credit Suisse Group	13,476	419,211
Nestle SA	65,668	4,740,176
Partners Group Holding AG	2,670	691,814
Roche Holding AG (participation certificate)	15,526	4,298,376
Schindler Holding AG (participation certificate)	5,482	777,576
Syngenta AG (Switzerland)	2,804	1,131,741
UBS AG	82,301	1,591,789
Vontobel Holdings AG	16,237	650,482
TOTAL SWITZERLAND		16,793,548
United Kingdom - 6.3%
Associated British Foods PLC	27,314	992,839
Babcock International Group PLC	39,900	815,690
Barclays PLC	434,075	1,826,356
BG Group PLC	62,300	1,272,122
BHP Billiton PLC	62,377	1,924,861
British American Tobacco PLC (United Kingdom)	51,800	2,857,924
BT Group PLC	227,700	1,377,729
Bunzl PLC	31,800	702,106
Cineworld Group PLC	86,767	515,796
Compass Group PLC	68,700	988,078
Dechra Pharmaceuticals PLC	45,400	502,281
Diageo PLC	56,529	1,802,002
Galliford Try PLC	32,390	595,165
GlaxoSmithKline PLC	102,059	2,690,518
HSBC Holdings PLC (United Kingdom)	97,359	1,067,186
ICAP PLC	113,300	699,774
IMI PLC	29,498	718,443
ITV PLC	285,900	875,109
Kingfisher PLC	157,400	952,716
London Stock Exchange Group PLC	24,200	637,133
Meggitt PLC	80,479	738,754
Mondi PLC	21,300	380,458
Next PLC	9,800	855,590
Partnership Assurance Group PLC	75,397	493,238
Prudential PLC	84,077	1,719,439
Rolls-Royce Group PLC	60,627	1,117,907
Royal Dutch Shell PLC Class B (United Kingdom)	64,940	2,248,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	17,400	$ 719,519
Serco Group PLC	66,088	590,228
SIG PLC	190,000	627,571
Standard Chartered PLC (United Kingdom)	62,349	1,499,056
Taylor Wimpey PLC	435,700	769,859
The Go-Ahead Group PLC	14,026	378,270
Unite Group PLC	93,450	593,357
Vodafone Group PLC	559,100	2,047,851
WM Morrison Supermarkets PLC	165,100	745,455
TOTAL UNITED KINGDOM		39,338,605
United States of America - 29.4%
A.O. Smith Corp.	5,000	258,250
Accuray, Inc. (a)	66,100	446,175
Adobe Systems, Inc. (a)	64,000	3,468,800
Agios Pharmaceuticals, Inc. (e)	11,685	270,625
Alexion Pharmaceuticals, Inc. (a)	9,000	1,106,550
Alliance Data Systems Corp. (a)	1,500	355,590
Amazon.com, Inc. (a)	5,600	2,038,568
American International Group, Inc.	32,000	1,652,800
Ameriprise Financial, Inc.	37,700	3,790,358
Amgen, Inc.	2,700	313,200
Amphenol Corp. Class A	3,000	240,870
Applied Micro Circuits Corp. (a)	19,000	221,540
Bank of America Corp.	564,900	7,886,004
Beam, Inc.	7,800	524,940
Biogen Idec, Inc. (a)	15,800	3,858,202
Bluebird Bio, Inc. (e)	7,400	157,250
Boston Scientific Corp. (a)	65,300	763,357
Bristol-Myers Squibb Co.	21,000	1,102,920
Cabot Oil & Gas Corp.	240,000	8,476,800
CalAmp Corp. (a)	4,000	94,120
Callidus Software, Inc. (a)	13,000	134,550
CBS Corp. Class B	44,000	2,602,160
Celldex Therapeutics, Inc. (a)	40,000	916,400
Citigroup, Inc.	49,000	2,390,220
Colgate-Palmolive Co.	8,075	522,695
Criteo SA sponsored ADR	1,373	48,481
Cummins, Inc.	55,000	6,986,100
Discovery Communications, Inc. Class A (a)	9,000	800,280
Eastman Chemical Co.	70,000	5,515,300
Ecolab, Inc.	44,000	4,664,000
Common Stocks - continued
	Shares	Value
United States of America - continued
EOG Resources, Inc.	25,500	$ 4,549,200
EQT Corp.	39,000	3,338,790
Estee Lauder Companies, Inc. Class A	2,900	205,784
Facebook, Inc. Class A (a)	21,000	1,055,460
FedEx Corp.	31,500	4,126,500
Gilead Sciences, Inc. (a)	97,400	6,914,426
Google, Inc. Class A (a)	6,200	6,389,596
Guidewire Software, Inc. (a)	12,000	608,640
H&R Block, Inc.	16,000	455,040
Halozyme Therapeutics, Inc. (a)	51,000	594,150
HealthStream, Inc. (a)	4,000	142,880
Illumina, Inc. (a)	41,100	3,843,261
inContact, Inc. (a)	42,000	318,780
Intercept Pharmaceuticals, Inc.	9,000	488,160
Johnson Controls, Inc.	17,000	784,550
KAR Auction Services, Inc.	1,000	29,720
KKR & Co. LP	39,000	856,050
Kroger Co.	104,900	4,493,916
lululemon athletica, Inc. (a)	100	6,905
MasterCard, Inc. Class A	12,100	8,676,910
McGraw-Hill Companies, Inc.	113,000	7,873,840
McKesson Corp.	6,300	984,942
Medivation, Inc. (a)	16,800	1,005,648
Monster Beverage Corp. (a)	1,000	57,230
Morgan Stanley	101,000	2,901,730
Netflix, Inc. (a)	5,800	1,870,384
Noble Energy, Inc.	48,000	3,596,640
Norfolk Southern Corp.	36,000	3,096,720
Oracle Corp.	18,700	626,450
Pharmacyclics, Inc. (a)	3,100	367,784
Philip Morris International, Inc.	5,700	507,984
Phillips 66 Partners LP	10,200	342,720
Pioneer Natural Resources Co.	37,300	7,638,294
priceline.com, Inc. (a)	1,900	2,002,277
Proto Labs, Inc. (a)	8,000	670,880
PVH Corp.	12,000	1,494,840
Regeneron Pharmaceuticals, Inc. (a)	1,900	546,440
Rock-Tenn Co. Class A	2,300	246,123
salesforce.com, Inc. (a)	11,600	618,976
ServiceNow, Inc. (a)	58,000	3,167,380
Sirius XM Radio, Inc.	148,000	557,960
Spirit Airlines, Inc. (a)	14,301	617,088
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	27,300	$ 1,072,890
Synageva BioPharma Corp. (a)	2,450	124,460
Teledyne Technologies, Inc. (a)	1,000	88,820
The Blackstone Group LP	117,000	3,074,760
The Boeing Co.	13,000	1,696,500
The Cooper Companies, Inc.	29,600	3,824,616
TJX Companies, Inc.	52,700	3,203,633
TripAdvisor, Inc. (a)	14,000	1,157,940
Twenty-First Century Fox, Inc. Class A	47,000	1,601,760
United Therapeutics Corp. (a)	8,000	708,160
Visa, Inc. Class A	31,100	6,116,437
W.R. Grace & Co. (a)	4,000	366,640
Web.com Group, Inc. (a)	39,300	1,059,135
WhiteWave Foods Co.	9,000	180,090
Workday, Inc. Class A	53,000	3,968,110
Xylem, Inc.	22,000	759,000
Yahoo!, Inc. (a)	97,000	3,194,210
TOTAL UNITED STATES OF AMERICA		182,475,314
US Virgin Islands - 0.0%
Altisource Residential Corp. Class B	7,000	185,990
TOTAL COMMON STOCKS (Cost $312,963,567)		381,251,536
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,800	1,474,191
United Kingdom - 0.0%
Rolls-Royce Group PLC:
(C Shares) (a)	6,881,413	11,034
Series C	5,213,922	8,360
TOTAL UNITED KINGDOM		19,394
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $906,542)		1,493,585
Corporate Bonds - 8.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	$ 272,660
Radian Group, Inc. 2.25% 3/1/19		170,000	256,479
TOTAL UNITED STATES OF AMERICA			529,139
Nonconvertible Bonds - 8.4%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	327,448
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,011,191
Heathrow Funding Ltd. 4.625% 10/31/48 (Reg. S)	GBP	350,000	559,512
TOTAL BAILIWICK OF JERSEY			1,570,703
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	411,431
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,994
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	186,005	279,015
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	282,062
6.875% 3/14/26	GBP	150,000	294,043
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	209,634
TOTAL CAYMAN ISLANDS			1,064,754
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	445,220
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	350,829
BNP Paribas 2.375% 9/14/17		400,000	408,870
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	562,584
EDF SA 4.625% 9/11/24	EUR	150,000	239,335
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,073,246
Iliad SA 4.875% 6/1/16	EUR	500,000	733,315
TOTAL FRANCE			3,813,399
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	$ 272,463
3.125% 7/10/23	EUR	250,000	354,980
TOTAL GERMANY			627,443
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	423,378
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	611,890
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	206,938
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	783,969
TOTAL IRELAND			990,907
Italy - 0.1%
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	428,902
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	146,748
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	288,932
TOTAL ITALY			864,582
Japan - 0.2%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	542,035
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S)		400,000	425,000
TOTAL JAPAN			967,035
Korea (South) - 0.2%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	397,685
5% 4/11/22		200,000	223,081
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	195,961
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	474,017
5% 9/30/14 (Reg. S)		200,000	206,991
TOTAL KOREA (SOUTH)			1,497,735
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	237,803
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	211,728
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Pentair Finance SA 1.875% 9/15/17		$ 150,000	$ 148,932
Tyco Electronics Group SA 3.5% 2/3/22		300,000	291,828
TOTAL LUXEMBOURG			890,291
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	348,742
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	546,753
Deutsche Annington Finance BV 3.2% 10/2/17 (f)		350,000	360,392
Heineken NV 1.4% 10/1/17 (f)		550,000	543,222
LYB International Finance BV 4% 7/15/23		500,000	503,228
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	260,470
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	411,746
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	202,056
TOTAL NETHERLANDS			3,176,609
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	396,400
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	415,938
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,157
TOTAL SINGAPORE			692,095
Spain - 0.2%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	526,449
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	298,135
5.811% 9/5/17	EUR	300,000	463,630
TOTAL SPAIN			1,288,214
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	272,297
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	281,936
United Kingdom - 1.7%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	587,643
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	613,302
6.75% 1/16/23 (h)	GBP	300,000	531,721
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC:
3.25% 6/7/22 (f)		$ 200,000	$ 197,063
4% 9/4/26 (Reg. S)	GBP	250,000	411,669
8.125% 11/15/13		200,000	200,410
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	285,291
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	483,897
Centrica PLC 5.375% 10/16/43 (f)		200,000	205,613
Channel Link Enterprises Finance PLC 3.57% 6/30/50 (h)	EUR	400,000	513,230
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	201,677
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	322,707
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	186,682
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	423,303
4.75% 2/4/20	EUR	450,000	703,492
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	680,247
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	678,254
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	205,812
1.875% 5/12/16	EUR	300,000	413,998
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	662,485
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	215,027
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	490,104
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	447,044
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,295
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	280,959
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	287,460
William Hill PLC 7.125% 11/11/16	GBP	150,000	267,808
TOTAL UNITED KINGDOM			10,651,193
United States of America - 3.4%
AbbVie, Inc. 1.75% 11/6/17		400,000	401,118
Altria Group, Inc.:
2.85% 8/9/22		500,000	464,203
9.25% 8/6/19		204,000	272,198
American Express Co. 1.55% 5/22/18		550,000	541,945
American International Group, Inc. 5% 4/26/23	GBP	200,000	350,605
American Tower Corp. 3.5% 1/31/23		400,000	368,630
Apple, Inc. 2.4% 5/3/23		800,000	730,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
AutoZone, Inc. 3.125% 7/15/23		$ 400,000	$ 373,331
Chevron Corp.:
2.355% 12/5/22		200,000	186,185
2.427% 6/24/20		200,000	199,328
3.191% 6/24/23		300,000	296,854
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	450,000	591,894
4.5% 1/14/22		150,000	160,059
Comcast Corp. 6.55% 7/1/39		350,000	431,416
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	422,886
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,311
Frontier Oil Corp. 6.875% 11/15/18		250,000	268,750
General Electric Capital Corp. 4.65% 10/17/21		250,000	273,633
General Electric Co.:
4.125% 10/9/42		200,000	184,580
5.25% 12/6/17		550,000	628,914
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	316,014
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	620,772
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	650,000	893,816
Mattel, Inc. 1.7% 3/15/18		150,000	147,999
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	337,184
NBC Universal, Inc. 4.375% 4/1/21		500,000	544,689
PepsiCo, Inc. 2.25% 1/7/19		350,000	352,915
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	139,310
2.875% 5/30/24	EUR	150,000	208,134
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,090
PPL Energy Supply LLC 6.5% 5/1/18		160,000	181,502
Procter & Gamble Co.:
2% 11/5/21	EUR	200,000	272,167
2% 8/16/22 (Reg. S)	EUR	250,000	334,144
Qwest Corp. 6.75% 12/1/21		650,000	709,043
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,325
Roche Holdings, Inc. 6% 3/1/19 (f)		136,000	162,439
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	450,045
2.45% 1/15/17 (f)		400,000	412,977
3.75% 1/15/22 (f)		200,000	204,980
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	$ 688,172
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	308,735
The Coca-Cola Co. 3.3% 9/1/21		350,000	358,523
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	500,000	706,076
U.S. Bancorp 3% 3/15/22		500,000	494,558
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		225,000	230,897
Verizon Communications, Inc.:
5.15% 9/15/23		350,000	379,584
6.55% 9/15/43		650,000	753,726
Viacom, Inc. 4.25% 9/1/23		250,000	255,347
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	570,039
Walt Disney Co.:
0.45% 12/1/15		350,000	349,300
1.1% 12/1/17		500,000	494,130
2.35% 12/1/22		750,000	699,387
Wells Fargo & Co. 3.676% 6/15/16		450,000	480,252
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,270
2.9% 10/21/19 (f)		150,000	152,213
TOTAL UNITED STATES OF AMERICA			21,110,320
TOTAL NONCONVERTIBLE BONDS			52,190,054
TOTAL CORPORATE BONDS (Cost $50,028,192)			52,719,193
Government Obligations - 24.0%

Canada - 0.6%
Canadian Government:
1.5% 6/1/23	CAD	1,800,000	1,591,144
3.75% 6/1/19	CAD	1,900,000	2,005,820
TOTAL CANADA			3,596,964
France - 0.5%
French Government OAT 3% 4/25/22	EUR	2,250,000	3,326,152
Government Obligations - continued
		Principal Amount (d)	Value
Germany - 6.3%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	9,086,344	$ 10,404,232
1.5% 4/15/16	EUR	4,887,900	5,935,322
0% 6/13/14	EUR	5,050,000	6,853,758
0.25% 4/13/18	EUR	1,800,000	2,411,421
0.5% 10/13/17	EUR	2,450,000	3,338,696
1.5% 5/15/23	EUR	50,000	67,003
1.75% 10/9/15	EUR	200,000	280,076
2.5% 7/4/44	EUR	2,200,000	2,923,844
3.25% 1/4/20	EUR	200,000	310,075
4% 1/4/18	EUR	100,000	155,871
4.25% 7/4/17	EUR	250,000	387,807
4.75% 7/4/40	EUR	3,000,000	5,759,168
TOTAL GERMANY			38,827,273
Italy - 1.6%
Buoni Poliennali del Tesoro 5.5% 11/1/22	EUR	5,250,000	7,993,549
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	1,351,458	1,841,766
TOTAL ITALY			9,835,315
Japan - 10.0%
Japan Government:
1.3% 6/20/20	JPY	2,181,000,000	23,612,504
1.3% 3/20/21	JPY	802,750,000	8,704,559
1.5% 3/20/14	JPY	1,680,000,000	17,176,099
1.7% 9/20/32	JPY	1,014,450,000	10,744,436
2% 9/20/40	JPY	181,000,000	1,991,882
TOTAL JAPAN			62,229,480
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,768,245
New Zealand - 0.6%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	4,691,850	3,660,570
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,145,489
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 0.4%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	700,000	$ 1,265,382
4.25% 3/7/36	GBP	350,000	639,790
4.5% 12/7/42	GBP	50,000	96,257
5% 9/7/14	GBP	50,000	83,285
5% 3/7/25	GBP	150,000	293,603
6% 12/7/28	GBP	50,000	108,811
TOTAL UNITED KINGDOM			2,487,128
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	377,156
2.75% 11/15/42		250,000	209,141
3% 5/15/42		100,000	88,594
3.125% 11/15/41		1,900,000	1,731,968
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,805
0.625% 9/30/17		1,100,000	1,085,993
0.875% 4/30/17		2,150,000	2,155,878
1% 3/31/17		700,000	705,468
1.375% 9/30/18		3,850,000	3,864,137
1.625% 8/15/22		1,025,000	962,379
1.75% 5/15/23		5,050,000	4,714,256
2.5% 8/15/23		4,425,000	4,406,331
TOTAL UNITED STATES OF AMERICA			20,801,106
TOTAL GOVERNMENT OBLIGATIONS (Cost $152,096,466)			148,677,722
Asset-Backed Securities - 0.2%

Bavarian Sky SA 0.367% 6/20/20 (h) (Cost $993,597)	EUR	767,819	1,041,646
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (d)	Value
Private Sponsor - 0.1%
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9172% 10/18/54 (h)	GBP	214,359	$ 345,946
Granite Master Issuer PLC Series 2005-1 Class A5, 0.307% 12/20/54 (h)	EUR	148,394	199,669
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6436% 10/15/54 (h)		156,593	157,178
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $686,406)			702,793
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.456% 8/18/17 (h)	EUR	140,845	185,973
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0422% 4/19/21 (h)	GBP	137,292	214,080
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $390,146)			400,053
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		1,000,000	1,028,445
Fixed-Income Funds - 0.3%
	Shares
Fidelity Emerging Markets Debt Central Fund (i) (Cost $2,172,138)	214,136	2,220,595
Preferred Securities - 0.1%
	Principal Amount (d)
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h) (Cost $550,000)	550,000	572,046
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	30,002,290	$ 30,002,290
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,251,110	2,251,110
TOTAL MONEY MARKET FUNDS (Cost $32,253,400)		32,253,400
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $554,035,924)		622,361,014
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,822,770)
NET ASSETS - 100%		$ 620,538,244
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,353,702 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,266
Fidelity Emerging Markets Debt Central Fund	371,951
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	289,490
Fidelity Securities Lending Cash Central Fund	67,913
Total	$ 795,309
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 563,837	$ 11,993,110	$ 2,220,595	2.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	5,328,716	-	0.0%
Fidelity High Income Central Fund 1	10,417,086	283,143	10,997,976	-	0.0%
Total	$ 24,137,087	$ 5,816,487	$ 28,319,802	$ 2,220,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,679,691	$ 41,027,227	$ 8,652,464	$ -
Consumer Staples	27,206,481	14,304,338	12,902,143	-
Energy	40,031,955	32,910,050	7,121,905	-
Financials	75,713,234	57,476,693	18,236,541	-
Health Care	53,654,287	46,813,424	6,840,863	-
Industrials	49,100,750	40,676,431	8,424,319	-
Information Technology	50,897,314	48,165,598	2,731,716	-
Materials	26,005,417	16,688,288	9,317,129	-
Telecommunication Services	8,567,954	2,129,051	6,438,903	-
Utilities	1,888,038	1,053,318	834,720	-
Corporate Bonds	52,719,193	-	52,719,193	-
Government Obligations	148,677,722	-	148,677,722	-
Asset-Backed Securities	1,041,646	-	1,041,646	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 702,793	$ -	$ 702,793	$ -
Commercial Mortgage Securities	400,053	-	400,053	-
Supranational Obligations	1,028,445	-	1,028,445	-
Fixed-Income Funds	2,220,595	2,220,595	-	-
Preferred Securities	572,046	-	572,046	-
Money Market Funds	32,253,400	32,253,400	-	-
Total Investments in Securities:	$ 622,361,014	$ 335,718,413	$ 286,642,601	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,209,362
Level 2 to Level 1	$ 0
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	23.4%
BBB	5.9%
BB	0.0%
B	0.2%
CCC,CC,C	0.0%
Not Rated	0.7%
Equities	61.6%
Short-Term Investments and Net Other Assets	4.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,131,723) - See accompanying schedule: Unaffiliated issuers (cost $519,610,386)	$ 587,887,019
Fidelity Central Funds (cost $34,425,538)	34,473,995
Total Investments (cost $554,035,924)		$ 622,361,014
Cash		30,331
Receivable for investments sold		14,579,606
Receivable for fund shares sold		742,950
Dividends receivable		503,452
Interest receivable		1,468,512
Distributions receivable from Fidelity Central Funds		4,266
Prepaid expenses		1,627
Other receivables		14,855
Total assets		639,706,613

Liabilities
Payable to custodian bank	$ 1,609
Payable for investments purchased	15,938,445
Payable for fund shares redeemed	337,897
Accrued management fee	355,733
Distribution and service plan fees payable	32,795
Other affiliated payables	120,651
Other payables and accrued expenses	130,129
Collateral on securities loaned, at value	2,251,110
Total liabilities		19,168,369

Net Assets		$ 620,538,244
Net Assets consist of:
Paid in capital		$ 501,763,055
Undistributed net investment income		3,283,391
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,164,842
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,326,956
Net Assets		$ 620,538,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,972,406 ÷ 1,488,477 shares)	$ 26.18

Maximum offering price per share (100/94.25 of $26.18)	$ 27.78
Class T: Net Asset Value and redemption price per share ($14,649,517 ÷ 562,654 shares)	$ 26.04

Maximum offering price per share (100/96.50 of $26.04)	$ 26.98
Class B: Net Asset Value and offering price per share ($2,324,892 ÷ 89,637 shares)A	$ 25.94

Class C: Net Asset Value and offering price per share ($20,996,556 ÷ 815,096 shares)A	$ 25.76

Global Balanced: Net Asset Value, offering price and redemption price per share ($540,412,029 ÷ 20,482,482 shares)	$ 26.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,182,844 ÷ 120,870 shares)	$ 26.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 5,805,521
Interest		3,931,542
Income from Fidelity Central Funds		795,309
Income before foreign taxes withheld		10,532,372
Less foreign taxes withheld		(312,030)
Total income		10,220,342

Expenses
Management fee	$ 3,910,953
Transfer agent fees	1,117,065
Distribution and service plan fees	333,382
Accounting and security lending fees	282,419
Custodian fees and expenses	214,320
Independent trustees' compensation	2,078
Registration fees	93,994
Audit	77,997
Legal	3,269
Miscellaneous	4,381
Total expenses before reductions	6,039,858
Expense reductions	(107,629)	5,932,229
Net investment income (loss)		4,288,113
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,486,749
Fidelity Central Funds	2,456,464
Foreign currency transactions	(542,106)
Capital gain distributions from Fidelity Central Funds	191,886
Total net realized gain (loss)		53,592,993
Change in net unrealized appreciation (depreciation) on: Investment securities	17,980,757
Assets and liabilities in foreign currencies	(3,213)
Total change in net unrealized appreciation (depreciation)		17,977,544
Net gain (loss)		71,570,537
Net increase (decrease) in net assets resulting from operations		$ 75,858,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,288,113	$ 7,501,676
Net realized gain (loss)	53,592,993	24,627,271
Change in net unrealized appreciation (depreciation)	17,977,544	7,874,993
Net increase (decrease) in net assets resulting from operations	75,858,650	40,003,940
Distributions to shareholders from net investment income	(6,429,111)	(5,592,973)
Distributions to shareholders from net realized gain	(6,490,956)	(2,173,830)
Total distributions	(12,920,067)	(7,766,803)
Share transactions - net increase (decrease)	30,275,272	(70,009,704)
Redemption fees	9,441	8,000
Total increase (decrease) in net assets	93,223,296	(37,764,567)

Net Assets
Beginning of period	527,314,948	565,079,515
End of period (including undistributed net investment income of $3,283,391 and undistributed net investment income of $5,608,248, respectively)	$ 620,538,244	$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.27	.22	.17	.12
Net realized and unrealized gain (loss)	3.13	1.41	.22	2.43	4.39
Total from investment operations	3.26	1.68	.44	2.60	4.51
Distributions from net investment income	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	14.19%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.31%	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.29%	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.55%	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,972	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.11
Net realized and unrealized gain (loss)	3.12	1.41	.22	2.42	4.37
Total from investment operations	3.19	1.62	.39	2.55	4.48
Distributions from net investment income	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	13.94%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.57%	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.55%	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.28%	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,650	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.06)	.09	.04	.02	.05
Net realized and unrealized gain (loss)	3.11	1.41	.23	2.41	4.35
Total from investment operations	3.05	1.50	.27	2.43	4.40
Distributions from net investment income	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	13.30%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.10%	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.08%	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.24)%	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,325	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.06)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	3.08	1.41	.22	2.40	4.36
Total from investment operations	3.02	1.50	.27	2.43	4.41
Distributions from net investment income	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	13.27%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.12%	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.10%	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.26)%	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,997	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Income from Investment Operations
Net investment income (loss) B	.21	.33	.29	.24	.28
Net realized and unrealized gain (loss)	3.14	1.44	.22	2.43	2.95
Total from investment operations	3.35	1.77	.51	2.67	3.23
Distributions from net investment income	(.30)	(.24)	(.21)	(.23)	(.38)
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	(.17)
Total distributions	(.59)	(.33)	(.32)	(.30) G	(.55)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Total Return A	14.52%	8.11%	2.34%	13.76%	19.86%
Ratios to Average Net Assets C,E
Expenses before reductions	1.02%	1.03%	1.05%	1.11%	1.24%
Expenses net of fee waivers, if any	1.02%	1.03%	1.05%	1.10%	1.23%
Expenses net of all reductions	1.00%	1.02%	1.04%	1.08%	1.21%
Net investment income (loss)	.84%	1.48%	1.29%	1.16%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,412	$ 468,758	$ 520,753	$ 542,319	$ 419,747
Portfolio turnover rate D	181%	157%	197%	178%	252%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.20	.33	.28	.23	.21
Net realized and unrealized gain (loss)	3.14	1.43	.21	2.44	4.35
Total from investment operations	3.34	1.76	.49	2.67	4.56
Distributions from net investment income	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	14.50%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.03%	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.01%	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	.83%	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,183	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	181%	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .13%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.13%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments	Less than .01%

* Expenses expressed as a percentage of net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,118,489
Gross unrealized depreciation	(8,605,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,512,695

Tax Cost	$ 555,848,319

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,067,781
Undistributed long-term capital gain	$ 31,193,019
Net unrealized appreciation (depreciation)	$ 66,514,561

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 6,429,111	$ 7,766,803
Long-term Capital Gains	6,490,956	-
Total	$ 12,920,067	$ 7,766,803

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $901,580,153 and $904,241,531, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 76,813	$ 6,054
Class T	.25%	.25%	69,632	121
Class B	.75%	.25%	23,189	17,440
Class C	.75%	.25%	163,748	41,324
			$ 333,382	$ 64,939

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,633
Class T	6,870
Class B*	7,358
Class C*	2,233
$ 45,094

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 71,853.23
Class T	34,600.25
Class B	6,314.27
Class C	48,838.30
Global Balanced	950,468.19
Institutional Class	4,992.20
	$ 1,117,065

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,080 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,195 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $67,913, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97,186 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,443.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 270,108	$ 183,672
Class T	106,614	86,456
Class B	3,936	-
Class C	36,163	22,825
Global Balanced	5,986,097	5,284,338
Institutional Class	26,193	15,682
Total	$ 6,429,111	$ 5,592,973

Annual Report

9. Distributions to Shareholders - continued

Years ended October 31,	2013	2012
From net realized gain
Class A	$ 326,381	$ 85,585
Class T	170,817	46,353
Class B	29,264	8,719
Class C	171,922	43,221
Global Balanced	5,767,336	1,984,414
Institutional Class	25,236	5,538
Total	$ 6,490,956	$ 2,173,830

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	565,083	429,393	$ 13,868,960	$ 9,630,018
Reinvestment of distributions	24,168	11,691	560,464	250,430
Shares redeemed	(239,996)	(246,721)	(5,807,510)	(5,509,325)
Net increase (decrease)	349,255	194,363	$ 8,621,914	$ 4,371,123
Class T
Shares sold	156,543	257,238	$ 3,830,990	$ 5,661,128
Reinvestment of distributions	10,034	5,007	231,879	106,901
Shares redeemed	(189,350)	(148,499)	(4,594,877)	(3,309,966)
Net increase (decrease)	(22,773)	113,746	$ (532,008)	$ 2,458,063
Class B
Shares sold	17,632	12,958	$ 435,293	$ 280,676
Reinvestment of distributions	1,278	361	29,567	7,708
Shares redeemed	(33,759)	(18,563)	(816,718)	(409,711)
Net increase (decrease)	(14,849)	(5,244)	$ (351,858)	$ (121,327)
Class C
Shares sold	360,308	282,746	$ 8,706,313	$ 6,184,980
Reinvestment of distributions	7,987	2,666	183,549	56,618
Shares redeemed	(150,800)	(129,408)	(3,607,930)	(2,874,652)
Net increase (decrease)	217,495	156,004	$ 5,281,932	$ 3,366,946

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Global Balanced
Shares sold	4,785,470	3,839,579	$ 117,973,727	$ 85,808,068
Reinvestment of distributions	477,782	320,351	11,137,090	6,893,955
Shares redeemed	(4,627,249)	(7,786,873)	(112,781,328)	(173,430,973)
Net increase (decrease)	636,003	(3,626,943)	$ 16,329,489	$ (80,728,950)
Institutional Class
Shares sold	58,246	104,670	$ 1,432,050	$ 2,281,441
Reinvestment of distributions	1,992	864	46,340	18,558
Shares redeemed	(22,761)	(73,978)	(552,587)	(1,655,558)
Net increase (decrease)	37,477	31,556	$ 925,803	$ 644,441

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds and Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/16/13	12/13/13	$0.167	$2.065

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $31,193,019, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 25% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 71% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/17/12	$0.279	$0.0091

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2012 and March 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2012 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that approximately 50% of the funds in the Total Mapped Group have a flexible objective, including funds that are more domestic-focused than their global flexible competitors. The fund has higher expenses because of more expensive international custodian fees. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AGBLI-UANN-1213
1.883455.104

Item 2. Code of Ethics

As of the end of the period, October 31, 2013, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the "Fund"):

Services Billed by PwC

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$70,000	$-	$5,400	$1,700

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$68,000	$-	$5,500	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$5,395,000	$3,640,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2013 A	October 31, 2012 A
PwC	$6,300,000	$4,175,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013